UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279
Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)
400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)
Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

ITEM 1.     SCHEDULE OF INVESTMENTS.

Bond Portfolio

Investments in Securities

September 30, 2004

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.1%)
Government Obligations (47.5%)
U.S. Government and Agencies Obligations (46.9%)
Federal Home Loan Mortgage Corporation (FHLMC) (8.1%)
$6,250,000		2.500%	12/04/06	$6,197,156
3,850,000		4.500%	07/15/13	3,852,429
4,500,000	(n)	5.500%	07/15/06	4,715,330
1,137,320	(n)	5.500%	12/01/17	1,180,139
7,225,370	(n)	5.500%	05/01/34	7,358,084
652,810		6.500%	09/01/32	688,258
				23,991,396
Federal National Mortgage Association (FNMA) (30.3%)
1,550,000		3.500%	02/15/30	1,462,522
3,000,000		3.500%	01/28/08	2,988,588
420,658	(n)	5.000%	05/01/18	429,173
838,317		5.000%	06/01/18	854,669
1,753,974		5.000%	07/01/18	1,789,309
1,927,151		5.000%	08/01/33	1,911,801
5,825,000	(j)	5.000%	10/01/33	5,763,109
1,122,590		5.000%	11/01/33	1,113,649
3,143,828		5.000%	05/01/34	3,114,693
1,000,000		5.000%	09/01/34	991,358
2,900,000		5.125%	01/02/14	2,954,163
328,631		5.500%	09/01/17	341,033
1,341,867		5.500%	02/01/18	1,392,279
5,008,709		5.500%	04/01/33	5,092,694
2,041,415		5.500%	05/01/33	2,075,744
5,665,338		5.500%	03/01/34	5,757,218
10,215,958		5.500%	04/01/34	10,377,737
590,851	(j)	5.500%	09/01/34	599,911
695,000	(j)	5.500%	10/01/34	704,122
1,820,262		6.000%	09/01/17	1,917,884
3,856,282		6.000%	10/01/32	4,015,596
2,656,906		6.000%	11/01/32	2,766,645
4,677,266		6.000%	03/01/33	4,870,134
2,205,472		6.000%	03/01/34	2,284,588
1,633,081		6.437%	01/01/08	1,737,258
1,079,356		6.500%	12/01/31	1,137,745
278,178		6.500%	02/01/32	293,032
1,660,754		6.500%	04/01/32	1,750,597
658,236		6.500%	05/01/32	693,384
1,281,543		6.500%	07/01/32	1,350,877
1,669,153		6.500%	08/01/32	1,759,467

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$5,920,232		6.500%	09/01/32	$6,240,551
1,394,432		6.500%	10/01/32	1,469,889
1,085,010		7.000%	07/01/31	1,160,920
1,611,897		7.000%	09/01/31	1,723,984
1,812,925	(n)	7.000%	11/01/31	1,922,068
496,800		7.000%	02/01/32	529,694
247,355		7.000%	03/01/32	263,714
1,037,547		7.000%	07/01/32	1,107,943
750,814		7.500%	04/01/31	811,719
389,482		7.500%	05/01/31	421,074
				89,942,535
Government National Mortgage Association (GNMA) (—)
25,473		8.500%	10/15/22	28,209
13,749		8.500%	12/15/22	15,226
				43,435
U.S. Treasury (8.5%)
3,450,000	Note	1.875%	01/31/06	3,429,514
4,176,683	Inflationary Index Bond (i)	1.875%	07/15/13	4,247,654
150,000	Note	2.250%	02/15/07	148,400
1,000,000	Note	3.875%	05/15/09	1,024,297
8,500,000	Note	4.750%	05/15/14	8,922,348
3,890,000	Note	5.375%	02/15/31	4,167,162
375,000	Note	5.750%	08/15/10	418,052
2,475,000	Note	6.125%	11/15/27	2,873,322
				25,230,749
	Total U.S. Government and Agencies Obligations (Cost: $137,624,657)			139,208,115
Other Government Obligations (.6%)
Provincial or Local Government Obligations (.6%)
1,500,000	Province of Quebec (b)	7.000%	01/30/07	1,632,711
	Total Other Government Obligations (Cost: $1,631,347)			1,632,711
	Total Government Obligations (Cost: $139,256,004)			140,840,826
Corporate Obligations (49.6%)
Basic Materials (.8%)
Agriculture Products (.8%)
2,250,000	Cargill, Inc.-144A Issue (f)	6.375%	06/01/12	2,497,322
Capital Goods (1.2%)
Asset Backed Securities (.6%)
692,929	MMCA Automobile Trust	4.560%	11/16/09	694,721
959,444	MMCA Automobile Trust	5.370%	01/15/10	957,115
				1,651,836
Manufacturing (.6%)
1,750,000	Tyco International Group SA (b)	6.000%	11/15/13	1,888,666

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Commercial Mortgage-Backed Securities (2.0%)
$2,000,000	Credit Suisse First Boston Mortgage Securities Corporation	4.900%	12/15/36	$2,028,525
2,000,000	First Union - Chase Commercial Mortgage	7.062%	06/15/31	2,235,322
1,575,000	Hilton Hotel Pool Trust-144A Issue (f)	7.458%	10/03/15	1,791,397
				6,055,244
Communication Services (1.4%)
Cellular (.4%)
1,210,000	US Cellular Corporation	6.700%	12/15/33	1,208,146
Telecommunication (.9%)
2,300,000	Sprint Capital Corporation	8.375%	03/15/12	2,785,613
Consumer Cyclical (1.6%)
Building Materials (.6%)
850,000	CRH America, Inc.	5.300%	10/15/13	875,177
850,000	CRH America, Inc.	6.400%	10/15/33	909,931
				1,785,108
Textiles (1.0%)
2,850,000	Mohawk Industries, Inc.	6.500%	04/15/07	3,046,208
Consumer Staples (1.5%)
Beverage (1.1%)
3,100,000	Miller Brewing Company - 144A Issue (f)	5.500%	08/15/13	3,232,199
Printing and Publishing (.4%)
1,100,000	RR Donnelley & Sons Company	3.750%	04/01/09	1,083,470
Energy (2.1%)
Oil & Gas (2.1%)
2,500,000	Husky Energy, Inc. (b)	6.250%	06/15/12	2,719,145
1,650,000	Magellan Midstream Partners	6.450%	06/01/14	1,734,635
1,700,000	Valero Logistics Operations LP	6.050%	03/15/13	1,801,257
				6,255,037
Financial (32.7%)
Asset Backed Securities (6.1%)
272,450	Associates Manufactured Housing Pass Through Certificates	6.900%	06/15/27	279,631
1,900,000	Associates Manufactured Housing Pass Through Certificates	7.725%	06/15/28	2,018,330
2,650,000	Capital One Multi-Asset Execution Trust	6.000%	08/15/13	2,821,784
1,710,658	Green Tree Financial Corporation	6.400%	10/15/18	1,769,883
1,063,241	Green Tree Financial Corporation	7.350%	05/15/27	1,133,815
346,216	Green Tree Financial Corporation	8.900%	04/15/25	353,477
3,550,000	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.525%	04/20/27	3,669,357

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$984,292	Mid-State Trust	7.400%	07/01/35	$1,046,019
807,230	National Collegiate Trust	7.240%	09/20/14	813,898
1,763,236	Oakwood Mortgage Investors, Inc. (g)	8.100%	08/15/26	1,867,240
1,500,000	Origen Manufactured Housing	5.730%	01/15/35	1,481,728
725,000	Origen Manufactured Housing (k)	5.700%	11/15/35	711,660
				17,966,822
Auto Finance (.5%)
1,375,000	General Motors Acceptance Corporation	6.125%	08/28/07	1,448,640
Banks (1.8%)
2,774,000	Citigroup, Inc.-144A Issue (f)	5.000%	09/15/14	2,777,451
2,100,000	Wells Fargo Bank NA	7.550%	06/21/10	2,461,244
				5,238,695
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (5.7%)
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (l)	7.916%	07/25/09	2,850
2,350,000	Bear Stearns Commercial Mortgage-144A Issue (f)	5.426%	05/14/16	2,399,869
1,125,000	Bear Stearns Commercial Mortgage-144A Issue (f)	6.000%	07/15/31	1,166,450
596,634	CitiCorp Mortgage Securities, Inc.	6.750%	03/25/25	611,878
3,050,662	Master Asset Securitization Trust	5.500%	11/25/33	3,072,438
1,062,318	Mellon Residential Funding Corporation	6.750%	06/26/28	1,060,896
1,300,000	Morgan Stanley Dean Witter Capital-144A Issue (f)	6.321%	07/11/11	1,369,900
1,906,181	Nationsbanc Montgomery Funding Corporation	6.000%	11/25/13	1,915,077
1,254,000	Structured Asset Securities Corporation	5.630%	05/25/34	1,265,534
4,000,000	Wachovia Bank Commercial Mortgage Trust (c)	5.412%	08/15/41	4,173,035
				17,037,927
Commercial Mortgage-Backed Securities (4.9%)
772,463	277 Park Avenue Finance Corporation-144A Issue (f)	7.580%	05/12/12	846,086
2,400,000	277 Park Avenue Finance Corporation-144A Issue (f)	7.680%	05/12/12	2,643,119
—	Asset Securitization Corporation (c) (h)	2.172%	08/13/29	287,412
—	Asset Securitization Corporation-144A Issue (c) (f) (h)	1.681%	10/13/26	879,735
2,250,000	Asset Securtization Corporation (c)	7.639%	11/13/29	2,461,716
783,385	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	810,559
1,500,000	GS Mortgage Securities Corporation II (c)	7.242%	07/13/30	1,640,471
2,000,000	Mortgage Capital Funding, Inc. (c)	7.288%	06/18/30	2,281,725
2,500,000	Paine Webber Mortgage Acceptance Corporation-144A Issue (f)	7.655%	01/02/12	2,696,649
				14,547,472
Consumer Finance (.9%)
2,500,000	Household Finance Corporation (c)	3.041%	12/16/04	2,507,085

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Finance—Diversified (4.7%)
$2,115,762	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	$2,040,293
1,750,000	Ford Motor Credit Company	7.375%	10/28/09	1,916,836
2,100,000	Fund American Companies, Inc.	5.875%	05/15/13	2,143,936
2,500,000	International Lease Finance Corporation	4.350%	09/15/08	2,548,405
2,000,000	Principal Life Global Funding I-144A Issue (f)	6.250%	02/15/12	2,208,014
2,800,000	St. George Funding Company LLC-144A Issue (b) (e) (m)	8.485%	12/29/49	3,218,264
				14,075,748
Insurance (3.0%)
2,000,000	Allstate Life Global Funding II	3.500%	07/30/07	2,008,388
1,325,000	American General Institute Capital	7.570%	12/01/45	1,607,583
900,000	Assurant, Inc.	5.625%	02/15/14	923,523
1,150,000	Assurant, Inc.	6.750%	02/15/34	1,207,778
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	3,078,396
				8,825,668
Investment Bankers/Brokers (1.5%)
1,600,000	Goldman Sachs Group, Inc.	6.345%	02/15/34	1,605,043
2,500,000	Morgan Stanley	6.750%	04/15/11	2,801,385
				4,406,428
Real Estate Investment Trust - Apartments (.1%)
250,000	Avalon Properties, Inc.	6.875%	12/15/07	275,592
Real Estate Investment Trust - Diversified (1.1%)
3,050,000	Vornado Realty LP	5.625%	06/15/07	3,199,975
Real Estate Investment Trust - Health Care (.7%)
2,000,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,935,784
Real Estate Investment Trust - Office Property (.2%)
700,000	Arden Realty LP	5.200%	09/01/11	706,833
Real Estate Investment Trust - Shopping Centers (.7%)
1,900,000	Pan Pacific Retail Properties, Inc.	4.700%	06/01/13	1,816,883
300,000	Weingarten Realty Investors	7.220%	06/01/05	309,237
				2,126,120
Savings and Loans (.9%)
2,650,000	Washington Mutual Bank FA	5.650%	08/15/14	2,747,038
Health Care (.5%)
Medical Products/Supplies (.5%)
1,375,000	Boston Scientific	5.450%	06/15/14	1,440,289

See accompanying notes to investments in securities.

Principal/ Shares		Coupon	Maturity	Market Value(a)
Residential CMOs (.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (.2%)
$221,945	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	$232,614
205,227	Sequoia Mortgage Funding Company-144A Issue (f)	6.380%	08/28/31	204,627
				437,241
Transportation (1.5%)
Railroads (1.5%)
2,400,000	Norfolk Southern Corporation	9.000%	03/01/21	3,155,309
1,250,000	Union Pacific Corporation-144A Issue (e) (j)	5.214%	09/30/14	1,245,200
				4,400,509
Utilities (4.2%)
Electric Companies (4.2%)
1,250,000	Appalachian Power Company	4.800%	06/15/05	1,266,956
2,250,000	Georgia Power Company	5.500%	12/01/05	2,324,844
2,600,000	Oncor Electric Delivery Company	7.250%	01/15/33	3,059,095
1,400,000	Pacific Gas & Electric Company	6.050%	03/01/34	1,424,923
1,950,000	Pennsylvania Electric Company	5.125%	04/01/14	1,943,616
2,200,000	Public Service Electric & Gas	5.375%	09/01/13	2,298,965
				12,318,399
	Total Corporate Obligations (Cost: $143,172,736)			147,131,114
	Total Long-Term Debt Securities (Cost: $282,428,740)			287,971,940
Preferred Stocks (1.1%)
Financial (1.1%)
Real Estate Investment Trust - Self Storage (.5%)
65,000	Public Storage, Inc.			1,565,200
	Total Convertible Preferred Stock (Cost: $1,625,000)			1,565,200
Real Estate Investment Trust - Warehouse/Industrial (.6%)
70,000	PS Business Parks, Inc.			1,715,000
	Total Preferred Stock (Cost: $1,750,000)			1,715,000
	Total Convertible Preferred and Preferred Stocks (Cost: $3,375,000)			3,280,200
Short-Term Securities (16.2%)
Security Lending Collateral (12.1%)
Commercial Paper (5.2%)
1,613,850	Amesterdam Funding Corporation (d)	1.791%	10/29/04	1,611,639
806,925	Apreco LLC (d)	1.793%	10/27/04	805,900
806,925	Apreco LLC (d)	1.793%	10/28/04	805,860

See accompanying notes to investments in securities.

Principal/ Shares		Coupon	Maturity	Market Value(a)
Security Lending Collateral—continued
$1,344,875	Blue Ridge Asset Funding (d)	1.783%	10/22/04	$1,343,490
1,344,875	Goldman Sachs Group, Inc.	1.985%	02/04/05	1,335,326
1,882,825	Lehman Brothers Holdings	1.622%	02/16/05	1,882,825
1,344,875	Liquid Funding, Ltd. (d)	1.666%	02/04/05	1,344,875
806,925	Morgan Stanley	1.580%	05/10/05	806,925
1,344,875	Neptune Funding Corporation (d)	1.803%	10/26/04	1,343,234
1,695,349	Picaros Funding LLC (d)	1.812%	10/25/04	1,693,366
2,075,680	Regency Markets Number One LLC (d)	1.772%	10/14/04	2,074,352
269,782	Thunder Bay Funding LLC (d)	1.880%	10/01/04	269,782
				15,317,574
Corporate Notes (1.0%)
1,344,875	Morgan Stanley	1.599%	08/13/10	1,344,687
1,344,875	Premium Asset Trust	1.663%	05/13/05	1,344,727
				2,689,414
Repurchase Agreement (5.9%)
17,514,205	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 9/30/04, rate 1.925%, due 10/1/04; proceeds $17,515,142 (Collateralized by Corporate Obligations)			17,514,205
	Total Security Lending Collateral (Cost: $35,521,193)			35,521,193
Investment Companies (4.1%)
7,251,592	American AAdvantage Money Market Fund, current rate 1.610%			7,251,592
747,711	BlackRock Provident Institutional TempFund, current rate 1.544%			747,711
4,242,168	One Group Institutional Prime Money Market, current rate 1.600%			4,242,168
	Total Investment Company Securities (Cost: $12,241,471)			12,241,471
	Total Short-Term Securities (Cost: $47,762,664)			47,762,664
	Total Investments in Securities (Cost: $333,566,404) (o)			$339,014,804

	Payable upon return of securities loaned (12.1%)			(35,521,193)
	Cash and other assets in excess of liabilities (2.3%)			(6,800,545)
	Total Net Assets (100%)			$296,693,066

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 3.2% of net assets in foreign securities at September 30, 2004.

(c)          Floating rate bond.  The rate disclosed represents the rate in effect at September 30, 2004.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.8% of the Portfolio’s net assets at September 30, 2004.

(e)          Represents ownership in an illiquid security.  (See note 4 to the investments in securities.)  Information concerning the illiquid securities held at September 30, 2004, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
St. George Funding Company LLC-144A Issue*	06/12/97	$2,800,935
Banco Hipotecario Nacional-144A Issue*	01/08/01	668,648
500 Grant St Associates-144A Issue*	06/12/03	2,500,000
Union Pacific Corporation-144A Issue*	09/28/04	1,250,000
		$7,219,583

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

(f)            Long-term debt security sold within terms of a private placement memorandum exempt from registration under

Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Represents a private placement security.

Security:	Acquisition Date	Acquisition Cost	Fair Value	Value as a% of Net Assets
Oakwood Mortgage Investors, Inc. .	3/25/03	$1,848,408	$1,867,240.6%

(h)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(i)             U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j)             At September 30, 2004 the total cost of investments issued on a when-issued or forward commitment basis is $8,339,916.

(k)          This security is being fair-valued according to procedures approved by the Board of Directors.

(l)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(m)       Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(n)         Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2004.

(o)         At September 30, 2004 the cost of securities for federal income tax purposes was $333,692,794. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$7,176,337
Gross unrealized depreciation	(1,854,327)
Net unrealized appreciation	$5,322,010

Money Market Portfolio

Investments in Securities

September 30, 2004

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (43.1%)
Basic Materials (4.6%)
Agriculture Products (.6%)
$500,000	Archer-Daniels-Midland Company (b)	1.550%	10/12/04	$499,763
Chemicals (1.7%)
1,000,000	EI Du Pont De Nemours Company	1.550%	10/21/04	999,139
550,000	EI Du Pont De Nemours Company	1.800%	12/17/04	547,882
				1,547,021
Manufacturing (2.3%)
2,000,000	Minnesota Mining & Manufacturing Company	1.780%	11/19/04	1,995,154
Consumer Cyclical (7.4%)
Hardware and Tools (1.7%)
1,500,000	The Stanley Works (b)	1.700%	11/05/04	1,497,521
Household Products (1.7%)
1,500,000	Proctor & Gamble Company (b)	1.680%	12/03/04	1,495,590
Publishing (1.7%)
1,500,000	Gannett Company, Inc. (b)	1.490%	10/14/04	1,499,193
Retail (2.3%)
1,000,000	Wal-Mart Stores, Inc. (b)	1.520%	10/12/04	999,536
1,000,000	Wal-Mart Stores, Inc. (b)	1.590%	11/02/04	998,587
				1,998,123
Consumer Staples (11.2%)
Beverage (4.5%)
2,000,000	Anheuser-Busch Companies, Inc. (b)	1.660%	11/08/04	1,996,496
2,000,000	The Coca-Cola Company	1.800%	12/14/04	1,992,600
				3,989,096
Food (4.4%)
847,000	Cargill, Inc. (b)	1.550%	10/01/04	847,000
1,000,000	Nestle Capital Corporation (b)	1.460%	10/18/04	999,310
1,011,000	Nestle Capital Corporation (b)	1.540%	10/18/04	1,010,265
1,000,000	Nestle Capital Corporation (b)	1.760%	12/13/04	996,431
				3,853,006
Household Products (2.3%)
2,000,000	Fortune Brands, Inc. (b)	1.480%	10/05/04	1,999,671
Energy (4.8%)
Oil & Gas (4.8%)
2,250,000	Chevron Texaco Funding Company	1.640%	10/15/04	2,248,565

See accompanying notes to investments in securites.

Principal		Rate	Maturity	Market Value(a)
Energy—continued
$2,000,000	Total Capital (b)	1.670%	11/29/04	$1,994,526
				4,243,091
Financial (8.8%)
Auto Finance (2.2%)
2,000,000	American Honda Finance	1.590%	11/09/04	1,996,557
Commercial Finance (2.0%)
750,000	General Electric Capital Corporation	1.600%	11/10/04	748,667
1,000,000	General Electric Capital Corporation	1.680%	11/16/04	997,853
				1,746,520
Consumer Finance (2.3%)
2,000,000	AIG Sunamerica Global Financing II	1.430%	10/04/04	1,999,762
Investment Bankers/Brokers (2.3%)
2,000,000	Merrill Lynch & Company, Inc.	1.490%	10/06/04	1,999,586
Health Care (4.0%)
Drugs (4.0%)
2,500,000	Pfizer, Inc. (b)	1.540%	10/22/04	2,497,754
1,000,000	Pfizer, Inc. (b)	1.560%	10/07/04	999,740
				3,497,494
Transportation (2.3%)
Air Freight (2.3%)
2,000,000	United Parcel Service, Inc.	1.400%	12/28/04	1,993,156
	Total Commercial Paper (Cost: $37,850,304)			37,850,304

U.S. Government Obligations (45.4%)
Discount Note (45.4%)
2,500,000	Federal Farm Credit Bank	1.540%	11/01/04	2,496,685
1,379,000	Federal Home Loan Bank	1.210%	10/08/04	1,378,676
300,000	Federal Home Loan Bank	1.250%	12/15/04	299,219
2,000,000	Federal Home Loan Bank	1.560%	10/19/04	1,998,440
1,500,000	Federal Home Loan Bank	1.580%	10/25/04	1,498,420
2,000,000	Federal Home Loan Bank	1.550%	10/26/04	1,997,847
2,000,000	Federal Home Loan Bank	1.630%	11/12/04	1,996,197
2,000,000	Federal Home Loan Bank	1.710%	11/15/04	1,995,725
1,000,000	Federal Home Loan Bank	1.690%	11/16/04	997,841
1,500,000	Federal Home Loan Bank	1.700%	11/24/04	1,496,175
1,000,000	Federal Home Loan Bank	1.760%	12/06/04	996,773
2,000,000	Federal Home Loan Bank	1.865%	12/21/04	1,991,607

See accompanying notes to investments in securites.

Principal/ Shares		Rate	Maturity	Market Value(a)
U.S. Government Obligations—continued
$2,000,000	Federal National Mortgage Association	1.530%	10/13/04	$1,998,980
2,000,000	Federal National Mortgage Association	1.550%	10/20/04	1,998,364
3,500,000	Federal National Mortgage Association	1.575%	10/27/04	3,496,019
2,500,000	Federal National Mortgage Association	1.570%	11/03/04	2,496,402
2,000,000	Federal National Mortgage Association	1.710%	11/04/04	1,996,770
1,000,000	Federal National Mortgage Association	1.770%	11/10/04	998,033
1,750,000	Federal National Mortgage Association	1.650%	11/17/04	1,746,230
2,500,000	Federal National Mortgage Association	1.720%	11/18/04	2,494,267
1,000,000	Federal National Mortgage Association	1.790%	11/22/04	997,414
1,000,000	Federal National Mortgage Association	1.810%	11/22/04	997,385
1,000,000	Federal National Mortgage Association	1.760%	11/30/04	997,067
500,000	Federal National Mortgage Association	1.800%	12/01/04	498,475
	Total U.S. Government Obligations (Cost: $39,859,011)			39,859,011

Other Short-Term Investments (9.4%)
Beverage (2.4%)
2,000,000	Diageo Capital, PLC	6.125%	08/15/05	2,066,312
Electrical Equipment (2.4%)
2,000,000	Emerson Electric Company	7.875%	06/01/05	2,075,186
Insurance (2.3%)
2,000,000	American General Corporation	7.750%	04/01/05	2,063,836
Retail (2.3%)
2,000,000	Target Corporation	7.500%	02/15/05	2,040,813
	Total Short-Term Securities (Cost: $8,246,147)			8,246,147

Investment Companies (1.9%)
1,309,693	Federated Money Market Obligation Trust – Prime Obligation Fund, current rate 1.562%			1,309,693
265,486	One Group Institutional Prime Money Market, current rate 1.600%			265,486
	Total Investment Company Securities (Cost: $1,575,179)			1,575,179
	Total Investments in Securities (Cost: $87,530,641) (c)			$87,530,641

	Cash and other assets in excess of liabilities (.2%)			201,694
	Total Net Assets (100%)			$87,732,335

See accompanying notes to investments in securites.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 23.17% of the Portfolio’s net assets as of September 30, 2004.

(c)          Also represents the cost of securities for federal income tax purposes at September 30, 2004.

Mortgage Securities Portfolio
Investments in Securities
September 30, 2004
(Unaudited)
(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (98.9%)
Government Obligations (58.8%)
U.S. Government and Agencies Obligations (58.8%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.4%)
$2,000,000		3.750%	02/15/30	$1,908,267
711,307		5.500%	05/01/34	724,367
984,432	(i)	5.500%	05/01/34	1,002,519
3,500,000	(h)	5.500%	10/01/34	3,547,033
2,883,243	(k)	6.500%	09/01/32	3,039,807
				10,221,993
Federal National Mortgage Association (FNMA) (51.6%)
2,500,000		4.500%	05/01/19	2,494,208
1,750,000	(h)	4.500%	10/01/34	1,684,921
1,977,091	(k)	5.000%	05/01/18	2,017,113
1,192,998		5.000%	08/01/33	1,183,496
20,072,911	(k)	5.000%	11/01/33	19,913,037
13,750,001		5.000%	03/01/34	13,622,576
3,221,931		5.000%	05/01/34	3,192,073
1,000,001		5.000%	06/01/34	990,734
1,450,667	(k)	5.500%	02/01/18	1,505,167
1,832,105		5.500%	01/01/23	1,877,590
3,577,649		5.500%	04/01/33	3,637,638
1,402,538		5.500%	05/01/33	1,425,144
5,867,284		5.500%	03/01/34	5,972,838
3,894,770	(k)	5.500%	04/01/34	3,965,001
5,466,487		5.500%	04/01/34	5,545,657
481,042		5.500%	05/01/34	488,008
5,969,453		5.500%	07/01/34	6,055,907
1,969,505		5.500%	09/01/34	1,999,703
4,500,000	(h)	5.500%	10/01/34	4,559,062
311,685		6.000%	09/01/32	324,199
648,795		6.000%	10/01/32	675,589
5,185,888	(k)	6.000%	10/01/32	5,400,116
2,672,000		6.000%	11/01/32	2,782,361
4,431,384		6.000%	03/01/33	4,614,129
2,664,570		6.000%	03/01/34	2,760,156
1,983,069		6.000%	08/01/34	2,054,208
989,353		6.000%	09/01/34	1,024,844
500,000	(h)	6.000%	10/01/34	517,031
1,390,965		6.500%	02/01/32	1,465,252
1,145,793	(k)	6.500%	02/01/32	1,206,974
1,019,555		6.500%	04/01/32	1,074,711
470,168		6.500%	05/01/32	495,274
3,336,685		6.500%	07/01/32	3,517,213
121,367		6.500%	09/01/32	127,395

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$499,540		6.500%	09/01/34	$524,420
1,367,096	(k)	7.000%	09/01/31	1,456,859
177,738		7.000%	11/01/31	188,438
953,786		7.000%	02/01/32	1,016,859
3,549,104	(k)	7.000%	03/01/32	3,783,830
1,366,571		7.000%	06/01/32	1,454,657
1,132,575		7.000%	06/25/32	1,210,440
171,884		7.000%	07/01/32	183,267
251,813		7.500%	04/01/31	272,239
236,294	(c) (k)	8.107%	12/25/15	244,501
				120,504,835
Government National Mortgage Association (GNMA) (2.1%)
—	(c) (g)	0.811%	03/16/42	775,855
—	(c) (g)	1.337%	07/16/40	971,575
—	(c) (g)	1.393%	02/16/11	790,482
2,500,000	(h)	5.000%	10/01/34	2,485,937
				5,023,849
State and Local Government Obligations (.6%)
1,349,000	Pleasant Hill California	7.950%	09/20/15	1,406,818
Vendee Mortgage Trust (.1%)
293,023	Vendee Mortgage Trust	7.793%	02/15/25	317,215
	Total U.S. Government and Agencies Obligations (Cost: $136,692,068)			137,474,710
Asset-Backed Securities (16.7%)
2,200,000	Associates Manufactured Housing Pass Through Certificates	7.900%	03/15/27	2,349,522
1,250,000	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,329,007
5,291,000	BankAmerica Manufactured Housing Contract Trust	7.800%	10/10/26	5,729,405
151,458	Green Tree Financial Corporation	7.050%	01/15/19	156,447
350,000	Green Tree Financial Corporation	7.950%	08/15/25	380,896
890,286	Green Tree Financial Corporation	8.300%	11/15/19	945,471
1,110,781	Green Tree Financial Corporation	8.400%	06/15/19	1,183,033
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,624,231
1,718,910	GRMT Fairbanks Trust-144A Issue (c) (d)	3.911%	06/20/32	1,715,229
2,220,367	Lehman ABS Manufactured Housing Contract	5.873%	05/15/22	2,311,079
458,311	Metropolitan Asset Funding, Inc.-144A Issue (e)	6.980%	05/20/12	457,888
456,186	Metropolitan Asset Funding, Inc.-144A Issue (e)	7.130%	06/20/12	455,732
4,010,756	Mid-State Trust	7.340%	07/01/35	4,314,213
3,093,490	Mid-State Trust	7.400%	07/01/35	3,287,488
2,765,392	Mid-State Trust	7.790%	07/01/35	2,998,382
1,700,395	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	1,794,892
1,942,009	Oakwood Mortgage Investors, Inc. (f)	8.100%	08/15/26	2,056,557
500,000	Origen Manufactured Housing (i)	4.750%	08/15/21	496,719

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$1,000,000	Origen Manufactured Housing	5.910%	01/15/35	$983,065
1,176,945	Vanderbilt Mortgage Finance	7.070%	12/07/14	1,195,496
2,250,000	Vanderbilt Mortgage Finance	7.955%	12/07/24	2,481,156
796,182	Whole Auto Loan Trust-144A Issue (d)	6.000%	04/15/09	794,992
	Total Asset-Backed Securities (Cost: $38,077,314)			39,040,900

Other Mortgage-Backed Securities (21.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (12.3%)
2,954,456	Banc of America Funding Corporation (c)	5.080%	09/20/34	2,975,543
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (d) (j)	3.290%	03/25/11	500
744,218	Banco Hipotecario Nacional-144A Issue (b) (d) (j)	7.540%	05/31/17	74,422
50,980	Banco Hipotecario Nacional-144A Issue (b) (d) (j)	7.916%	07/25/09	2,549
1,500,000	Bear Stearns Commercial Mortgage Securities-144A Issue (e)	5.064%	05/14/16	1,533,577
1,180,576	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	1,192,771
175,003	Bear Stearns Structured Products, Inc.-144A Issue (c) (e) (k)	6.440%	11/30/13	175,003
2,117,011	BlackRock Capital Finance LP-144A Issue (e)	7.750%	09/25/26	2,218,781
2,000,000	Countrywide Home Loan Mortgage Pass Through Trust	4.150%	08/25/33	1,913,197
2,350,155	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	2,431,677
5,335,810	GMAC Mortgage Corporation Loan Trust (c)	4.524%	08/19/34	5,339,055
2,500,000	GSR Mortgage Loan Trust (c)	3.936%	08/25/34	2,397,332
2,734,923	Master Asset Securitization Trust	5.500%	11/25/33	2,754,445
346,492	Nationsbanc Montgomery Funding Corporation	6.000%	11/25/13	347,897
33,793	Prudential Home Mortgage Securities	7.500%	08/25/07	34,317
328,697	Prudential Home Mortgage Securities-144A Issue (e)	7.900%	04/28/22	331,854
73,796	Prudential Home Mortgage Securities-144A Issue (c) (e)	7.940%	09/28/24	73,763
426,869	Residential Accredit Loans, Inc.-144A Issue (e)	6.250%	03/25/14	437,551
272,731	Sequoia Mortgage Funding Company-144A Issue (e)	6.380%	08/28/31	271,935
116,700	Structured Asset Mortgage Investments, Inc.	6.680%	04/30/30	116,747
180,312	Structured Asset Mortgage Investments, Inc.	6.750%	04/30/30	179,889
2,000,000	Structured Asset Securities Corporation	5.630%	05/25/34	2,018,395
1,999,154	Wells Fargo Mortgage-Backed Securities Trust (c)	4.975%	09/25/34	1,999,966
				28,821,166

See accompanying notes to investments in securities.

Shares/ Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Non-Agency Commercial Mortgage-Backed Securities (9.6%)
—	Asset Securitization Corporation (c) (g)	2.172%	08/13/29	$1,025,005
—	Asset Securitization Corporation (f) (g)	2.433%	08/13/29	693,018
—	Asset Securitization Corporation-144A Issue (c) (e) (g)	1.681%	10/13/26	1,133,209
2,726,000	FFCA Secured Lending Corporation (c)	2.911%	02/18/22	2,465,128
1,290,000	FFCA Secured Lending Corporation (c)	3.161%	02/18/22	1,152,780
4,936,000	FFCA Secured Lending Corporation-144A Issue (e)	8.910%	06/25/14	4,911,846
720,703	GMAC Commercial Mortgage Securities (f) (i)	5.940%	07/01/13	722,955
1,000,000	Hilton Hotel Pool Trust-144A Issue (e)	7.458%	10/03/15	1,137,395
2,000,000	Mortgage Capital Funding, Inc. (c)	7.288%	06/18/30	2,281,725
5,300,000	Paine Webber Mortgage Acceptance Corporation-144A Issue (e)	7.655%	01/02/12	5,716,896
1,000,000	Prudential Securities Secured Financing Corporation (c)	7.735%	06/16/31	1,122,223
				22,362,180
	Total Other Mortgage-Backed Securities (Cost: $52,323,292)			51,183,346
Corporate Obligations (1.5%)
Financial (1.5%)
Asset-Backed Securities (.5%)
95,000	Capital One Multi-Asset Execution Trust	6.000%	08/15/13	101,158
789,665	MMCA Automobile Trust	5.370%	01/15/10	787,749
167,065	Origen Manufactured Housing	2.020%	10/15/13	166,148
				1,055,055
Real Estate (1.0%)
2,250,000	Covenant Retirement Communities, Inc. (c)	7.000%	06/01/06	2,320,375
	Total Corporate Obligations (Cost: $3,301,949)			3,375,430
	Total Long-Term Debt Securities (Cost: $230,394,623)			231,074,386
Short-Term Securities (7.1%)
Investment Companies (7.1%)
9,510,145	American AAdvantage Money Market Fund, current rate 1.610%			9,510,145
156,592	BlackRock Provident Institutional TempFund, current rate 1.544%			156,592
6,840,298	One Group Institutional Prime Money Market, current rate 1.600%			6,840,298
	Total Short-Term Securities (Cost: $16,507,035)			16,507,035
	Total Investments in Securities (Cost: $246,901,658) (l)			$247,581,421

	Liabilities in excess of cash and other assets (6%)			(13,847,623)
	Total Net Assets (100%)			$233,733,798

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 0.1% of net assets in foreign securities at September 30, 2004.

(c)          Floating rate bond.  The rate disclosed represents the rate in effect at September 30, 2004.

(d)         Represents ownership in an illiquid security.  (See note 4 to the investments in securities.)  Information concerning the illiquid securities held at September 30, 2004, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Banco Hipotecario Nacional-144A Issue*	09/06/02	$746
Banco Hipotecario Nacional-144A Issue*	various	699,153
Banco Hipotecario Nacional-144A Issue*	various	48,917
GRMT Fairbanks Trust-144A Issue*	07/15/03	1,678,035
Whole Auto Loan Trust 144A Issue*	various	791,448
		$3,218,299

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

(e)          Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)            Represents a private placement security.

Security:	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Asset Securitization Corporation	various	829,527	$693,018.3%
GMAC Commercial Mortgage Securities.	various	686,821	722,955.3%
Oakwood Mortgage Investors, Inc	various	2,035,420	2,056,557.9%
		3,551,768	$3,472,530	1.5%

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)         At September 30, 2004 the total cost of investments issued on a when-issued or forward commitment basis is $12,801,680.

(i)             This security is being fair-valued according to procedures approved by the Board of Directors.

(j)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)          Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2004.

(l)             At September 30, 2004 the cost of securities for federal income tax purposes was $247,017,763. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,839,467
Gross unrealized depreciation	(3,275,809)
Net unrealized appreciation	$563,658

Index 500 Portfolio

Investments in Securities

September 30, 2004

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (99.0%)
Basic Materials (3.4%)
Agriculture Products (.1%)
15,436	Monsanto Company	$562,179
Aluminum (.3%)
50,283	Alcoa, Inc.	1,689,006
Chemicals (1.6%)
13,139	Air Products and Chemicals, Inc.	714,499
4,500	Eastman Chemical Company	213,975
14,882	Ecolab, Inc.	467,890
57,687	EI Du Pont de Nemours and Company	2,469,004
7,190	Engelhard Corporation	203,836
2,936	Great Lakes Chemical Corporation	75,162
6,461	Hercules, Inc. (b)	92,069
5,428	International Flavors & Fragrances, Inc.	207,350
9,929	PPG Industries, Inc.	608,449
18,784	Praxair, Inc.	802,828
12,969	Rohm & Haas Company	557,278
4,028	Sigma-Aldrich Corporation	233,624
54,307	The Dow Chemical Company	2,453,590
8,197	The Sherwin-Williams Company	360,340
		9,459,894
Construction (—)
5,945	Vulcan Materials Company	302,898
Iron and Steel (.1%)
5,508	Allegheny Technologies, Inc.	100,521
4,640	Nucor Corporation	423,957
6,554	United States Steel Corporation	246,561
		771,039
Mining (.3%)
10,235	Freeport-McMoRan Copper & Gold, Inc.	414,518
25,630	Newmont Mining Corporation	1,166,934
5,469	Phelps Dodge Corporation	503,312
		2,084,764
Paper and Forest (1.0%)
6,121	Bemis Company	162,696
5,089	Boise Cascade Corporation	169,362
14,924	Georgia-Pacific Corporation	536,518
28,110	International Paper Company	1,135,925
28,587	Kimberly-Clark Corporation	1,846,434
6,228	Louisiana-Pacific Corporation	161,617
11,666	MeadWestvaco Corporation	372,145
10,605	Plum Creek Timber Company, Inc.	371,493
3,205	Temple-Inland, Inc.	215,216
13,805	Weyerhaeuser Company	917,756
		5,889,162
Capital Goods (8.8%)
Aerospace/Defense (1.8%)
11,557	General Dynamics Corporation	1,179,970
6,863	Goodrich Corporation	215,224
25,714	Lockheed Martin Corporation	1,434,327
20,725	Northrop Grumman Corporation	1,105,264
26,076	Raytheon Company	990,366
10,624	Rockwell Automation, Inc.	411,149
10,242	Rockwell Collins, Inc.	380,388
48,526	The Boeing Company	2,504,912
29,577	United Technologies Corporation	2,761,900
		10,983,500
Containers — Metal/Glass (—)
6,474	Ball Corporation	242,322
Electrical Equipment (4.2%)
11,584	American Power Conversion Corporation	201,446
5,474	Cooper Industries, Ltd.	322,966
24,288	Emerson Electric Company	1,503,184
610,354	General Electric Company (e)	20,495,687
49,690	Honeywell International, Inc.	1,781,883

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods — continued
10,962	Molex, Inc.	$326,887
4,847	Power-One, Inc. (b)	31,409
55,592	Solectron Corporation (b)	275,180
9,409	Thermo Electron Corporation (b)	254,231
		25,192,873
Engineering/Construction (.3%)
19,813	Caterpillar, Inc.	1,593,956
Equipment Semiconductor (—)
11,616	Jabil Circuit, Inc. (b)	267,168
Machinery (.3%)
14,351	Deere & Company	926,357
11,754	Dover Corporation	456,878
10,063	Ingersoll-Rand Company (c)	683,982
		2,067,217
Manufacturing (1.7%)
45,247	3M Company	3,618,403
6,431	Avery Dennison Corporation	423,031
17,473	Illinois Tool Works, Inc.	1,627,959
6,858	Parker Hannifin Corporation	403,662
4,811	Sealed Air Corporation (b)	222,990
8,025	Textron, Inc.	515,767
116,124	Tyco International, Ltd. (c)	3,560,362
		10,372,174
Metal Fabrication (—)
5,047	Worthington Industries	107,753
Office Equipment (.1%)
13,361	Pitney Bowes, Inc.	589,220
Trucks and Parts (.2%)
2,606	Cummins, Inc.	192,557
3,996	Navistar International Corporation (b)	148,611
10,055	Paccar, Inc.	695,002
		1,036,170
Waste Management (.2%)
18,394	Allied Waste Industries, Inc. (b)	162,787
33,521	Waste Management, Inc.	916,464
		1,079,251
Communication Services (5.1%)
Cellular (.6%)
157,791	AT&T Wireless Services, Inc. (b)	2,332,151
64,372	Nextel Communications, Inc. (b)	1,534,628
		3,866,779
Telecommunication (1.5%)
46,761	ADC Telecommunications, Inc. (b)	84,637
9,196	Andrew Corporation (b)	112,559
26,166	Avaya, Inc. (b)	364,754
32,902	Ciena Corporation (b)	65,146
11,309	Comverse Technology, Inc. (b)	212,948
80,563	Corning, Inc. (b)	892,638
249,123	Lucent Technologies, Inc. (b)	789,720
136,574	Motorola, Inc.	2,463,795
94,098	Qualcomm, Inc.	3,673,586
8,768	Scientific-Atlanta, Inc.	227,267
24,060	Tellabs, Inc. (b)	221,111
		9,108,161
Telephone (3.0%)
17,819	Alltel Corporation	978,441
45,941	AT&T Corporation	657,875
105,831	BellSouth Corporation	2,870,137
7,805	Centurytel, Inc.	267,243
19,167	Citizens Communications Company	256,646
104,926	Qwest Communications International, Inc. (b)	349,404
191,556	SBC Communications, Inc.	4,970,878
83,971	Sprint Corporation-FON Group	1,690,336
160,040	Verizon Communications, Inc.	6,302,375
		18,343,335
Consumer Cyclical (10.8%)
Auto (1.2%)
15,411	Autonation, Inc. (b)	263,220

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
4,324	Cooper Tire & Rubber Company	$87,215
8,632	Dana Corporation	152,700
17,820	Danaher Corporation	913,810
32,441	Delphi Corporation	301,377
8,758	Eaton Corporation	555,345
105,776	Ford Motor Company	1,486,153
32,647	General Motors Corporation	1,386,845
17,058	Harley-Davidson, Inc.	1,013,927
5,326	ITT Industries, Inc.	426,027
10,998	Johnson Controls, Inc.	624,796
10,037	The Goodyear Tire & Rubber Company (b)	107,797
7,490	Visteon Corporation	59,845
		7,379,057
Building Materials (.2%)
12,330	American Standard Companies, Inc. (b)	479,760
3,391	Crane Company	98,068
24,975	Masco Corporation	862,387
		1,440,215
Construction (.2%)
7,156	Centex Corporation	361,092
2,711	KB Home	229,052
7,357	Pulte Homes, Inc.	451,499
		1,041,643
Distribution Durables (.1%)
10,116	Genuine Parts Company	388,252
5,268	WW Grainger, Inc.	303,700
		691,952
Hardware and Tools (.1%)
4,633	Black & Decker Corporation	358,780
3,338	Snap-On, Inc.	91,995
4,735	The Stanley Works	201,380
		652,155
Houseware (.1%)
11,080	Leggett & Platt, Inc.	311,348
4,562	Maytag Corporation	83,804
3,820	Whirlpool Corporation	229,544
		624,696
Leisure (.3%)
5,525	Brunswick Corporation	252,824
10,223	Hasbro, Inc.	192,192
19,874	International Game Technology	714,470
23,938	Mattel, Inc.	433,996
		1,593,482
Lodging — Hotel (.2%)
6,458	Harrah’s Entertainment, Inc.	342,145
22,252	Hilton Hotels Corporation	419,228
13,232	Marriott International, Inc.	687,535
		1,448,908
Photography/Imagery (.1%)
16,568	Eastman Kodak Company	533,821
Publishing (.7%)
4,720	Dow Jones & Company, Inc.	191,679
15,384	Gannett Company, Inc.	1,288,564
4,462	Knight-Ridder, Inc.	292,038
2,860	Meredith Corporation	146,947
8,514	New York Times Company	332,897
12,665	RR Donnelly & Sons Company	396,668
11,012	The McGraw-Hill Companies, Inc.	877,546
18,399	Tribune Company	757,119
		4,283,458
Restaurants (—)
9,115	Darden Restaurants, Inc.	212,562
Retail (6.7%)
4,860	Autozone, Inc. (b)	375,435
17,375	Bed Bath & Beyond, Inc. (b)	644,786
18,788	Best Buy Company, Inc.	1,019,061
6,578	Big Lots, Inc. (b)	80,449
11,491	Circuit City Stores, Inc.	176,272
10,879	Coach, Inc. (b)	461,487
26,659	Costco Wholesale Corporation	1,107,948
23,088	CVS Corporation	972,697
4,781	Dillards, Inc.	94,377

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
18,984	Dollar General Corporation	$382,528
38,213	eBay, Inc. (b)	3,513,303
9,645	Family Dollar Stores, Inc.	261,380
10,394	Federated Department Stores	472,199
126,915	Home Depot, Inc.	4,975,068
16,660	JC Penney Company, Inc.	587,765
19,752	Kohl’s Corporation (b)	951,849
45,106	Lowe’s Companies, Inc.	2,451,511
27,318	Ltd. Brands	608,918
15,225	Nike, Inc.	1,199,730
8,117	Nordstrom, Inc.	310,394
18,110	Office Depot, Inc. (b)	272,193
9,207	RadioShack Corporation	263,688
3,378	Reebok International, Ltd.	124,040
12,281	Sears Roebuck and Company	489,398
28,763	Staples, Inc.	857,713
52,192	Target Corporation	2,361,688
52,244	The Gap, Inc.	976,963
16,847	The May Department Stores Company	431,789
8,457	Tiffany & Company	259,968
28,233	TJX Companies, Inc.	622,255
12,369	Toys ‘R’ Us, Inc. (b)	219,426
245,253	Wal-Mart Stores, Inc.	13,047,460
		40,573,738
Service (.8%)
11,134	Apollo Group, Inc. (b)	816,902
61,027	Cendant Corporation	1,318,183
8,240	Convergys Corporation (b)	110,663
4,853	Fluor Corporation	216,056
9,532	H&R Block, Inc.	471,071
24,402	Interpublic Group of Companies, Inc. (b)	258,417
6,856	Monster Worldwide, Inc. (b)	168,932
10,847	Omnicom Group	792,482
9,960	Robert Half International, Inc.	256,669
7,858	Sabre Holdings Corporation	192,757
		4,602,132
Textiles (.1%)
7,224	Jones Apparel Group, Inc.	258,619
6,227	Liz Claiborne, Inc.	234,882
6,390	VF Corporation	315,986
		809,487
Consumer Staples (10.9%)
Beverage (2.3%)
2,131	Adolph Coors Company	144,738
46,304	Anheuser-Busch Companies, Inc.	2,312,885
7,032	Brown-Forman Corporation	322,066
27,112	Coca-Cola Enterprises, Inc.	512,417
14,667	Pepsi Bottling Group, Inc.	398,209
97,929	PepsiCo, Inc.	4,764,246
140,260	The Coca-Cola Company	5,617,413
		14,071,974
Broadcasting (.9%)
34,108	Clear Channel Communications, Inc.	1,063,146
129,192	Comcast Corporation (b)	3,648,382
18,647	Univision Communications, Inc. (b)	589,432
		5,300,960
Entertainment (1.3%)
36,596	Carnival Corporation	1,730,625
100,290	Viacom, Inc.	3,365,732
118,772	Walt Disney Company	2,678,309
		7,774,666
Food (1.4%)
37,629	Archer-Daniels-Midland Company	638,940
23,729	Campbell Soup Company	623,835
30,546	ConAgra Foods, Inc.	785,338
21,978	General Mills, Inc.	986,812
14,235	Hershey Foods Corporation	664,917
20,156	HJ Heinz Company	726,019
23,899	Kellogg Company	1,019,531
7,872	McCormick & Company, Inc.	270,324
45,857	Sara Lee Corporation	1,048,291
36,964	Sysco Corporation	1,105,963
12,993	WM Wrigley Jr Company	822,587
		8,692,557

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
Household Products (2.1%)
12,316	Clorox Company	$656,443
30,700	Colgate-Palmolive Company	1,387,026
15,891	Newell Rubbermaid, Inc.	318,456
8,669	Pactiv Corporation (b)	201,554
146,961	Procter & Gamble Company	7,953,529
57,915	The Gillette Company	2,417,372
		12,934,380
Personal Care (.2%)
5,243	Alberto-Culver Company	227,966
27,335	Avon Products, Inc.	1,193,993
		1,421,959
Restaurants (.7%)
72,621	McDonald’s Corporation	2,035,567
22,976	Starbucks Corporation (b)	1,044,489
6,497	Wendy’s International, Inc.	218,299
16,797	Yum! Brands, Inc.	682,966
		3,981,321
Retail (.7%)
21,261	Albertson’s, Inc.	508,776
42,726	Kroger Company (b)	663,107
25,834	Safeway, Inc. (b)	498,854
7,860	Supervalu, Inc.	216,543
59,226	Walgreen Company	2,122,068
8,211	Winn-Dixie Stores, Inc.	25,372
		4,034,720
Service (.1%)
9,900	Cintas Corporation	416,196
2,851	Deluxe Corporation	116,948
		533,144
Tobacco (1.2%)
118,610	Altria Group, Inc.	5,579,414
8,372	Fortune Brands, Inc.	620,281
8,581	Reynolds American, Inc.	583,851
9,551	UST, Inc.	384,523
		7,168,069
Energy (7.1%)
Oil & Gas (6.4%)
5,292	Amerada Hess Corporation	470,988
14,419	Anadarko Petroleum Corporation	956,845
18,846	Apache Corporation	944,373
4,108	Ashland, Inc.	230,377
22,820	Burlington Resources, Inc.	931,056
123,140	ChevronTexaco Corporation	6,605,230
39,816	ConocoPhillips	3,298,756
13,975	Devon Energy Corporation	992,365
6,813	EOG Resources, Inc.	448,636
376,072	Exxon Mobil Corporation (e)	18,175,558
8,729	Kerr-McGee Corporation	499,735
20,005	Marathon Oil Corporation	825,806
8,605	Nabors Industries, Ltd. (c)	407,447
7,728	Noble Corporation (b)	347,374
22,643	Occidental Petroleum Corporation	1,266,423
6,174	Rowan Companies, Inc. (b)	162,994
4,369	Sunoco, Inc.	323,219
18,547	Transocean, Inc. (b)	663,612
15,304	Unocal Corporation	658,072
7,369	Valero Energy Corporation	591,067
		38,799,933
Oil & Gas Services (.7%)
19,293	Baker Hughes, Inc.	843,490
9,336	BJ Services Company	489,300
25,524	Halliburton Company	859,904
34,136	Schlumberger, Ltd.	2,297,694
		4,490,388
Financial (20.9%)
Banks (6.3%)
20,448	Amsouth BanCorp	498,931
235,142	Bank of America Corporation	10,188,703
32,020	BB&T Corporation	1,270,874
9,895	Comerica, Inc.	587,268
32,947	Fifth Third BanCorp	1,621,651
7,083	First Horizon National Corporation	307,119
13,277	Huntington Bancshares, Inc.	330,730
23,490	Keycorp	742,284
6,779	M&T Bank Corporation	648,750
12,882	Marshal & Ilsley Corporation	519,145

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
24,510	Mellon Financial Corporation	$678,682
38,312	National City Corporation	1,479,609
10,002	North Fork Bancorporation, Inc.	444,589
12,734	Northern Trust Corporation	519,547
26,712	Regions Financial Corporation	883,099
19,242	SouthTrust Corporation	801,622
19,438	State Street Corporation	830,197
16,348	SunTrust Banks, Inc.	1,151,063
17,886	Synovus Financial Corporation	467,719
44,976	The Bank of New York Company, Inc.	1,311,950
108,638	U.S. Bancorp	3,139,638
75,694	Wachovia Corporation	3,553,833
97,618	Wells Fargo & Company	5,820,961
5,180	Zions Bancorporation	316,187
		38,114,151
Finance – Diversified (2.9%)
73,289	American Express Company	3,771,452
13,961	Capital One Financial Corporation	1,031,718
6,266	Federated Investors, Inc.	178,205
13,837	Janus Capital Group, Inc.	188,322
205,913	JP Morgan Chase & Company	8,180,923
73,860	MBNA Corporation	1,861,272
5,666	MGIC Investment Corporation	377,072
8,597	Moody’s Corporation	629,730
16,920	Providian Financial Corporation (b)	262,937
25,228	SLM Corporation	1,125,169
		17,606,800
Insurance (5.0%)
16,418	ACE, Ltd. (c)	657,705
8,878	Aetna, Inc.	887,179
29,317	Aflac, Inc.	1,149,520
6,330	AMBAC Financial Group, Inc.	506,084
150,614	American International Group, Inc.	10,240,246
18,258	AON Corporation	524,735
11,041	Chubb Corporation	775,961
7,950	Cigna Corporation	553,558
9,669	Cincinnati Financial Corporation	398,556
16,949	Hartford Financial Services Group, Inc.	1,049,652
7,869	Jefferson-Pilot Corporation	390,775
10,207	Lincoln National Corporation	479,729
10,723	Loews Corporation	627,296
30,096	Marsh & McLennan Companies, Inc.	1,377,193
8,244	MBIA, Inc.	479,883
43,384	Metlife, Inc.	1,676,792
18,117	Principal Financial Group	651,668
30,002	Prudential Financial, Inc.	1,411,294
7,275	Safeco Corporation	332,104
40,060	The Allstate Corporation	1,922,479
12,558	The Progressive Corporation	1,064,290
38,660	The St. Paul Travelers Companies, Inc.	1,278,100
6,338	Torchmark Corporation	337,055
17,134	UnumProvident Corporation	268,832
9,080	WellPoint Health Networks (b)	954,217
8,007	XL Capital, Ltd. (c)	592,438
		30,587,341
Investment Bankers/Brokers (4.2%)
299,462	Citigroup, Inc.	13,212,263
21,578	E*Trade Financial Corporation (b)	246,421
14,416	Franklin Resources, Inc.	803,836
28,092	Goldman Sachs Group, Inc.	2,619,298
15,686	Lehman Brothers Holdings, Inc.	1,250,488
54,309	Merrill Lynch & Company, Inc.	2,700,243
63,498	Morgan Stanley	3,130,451
7,356	T Rowe Price Group, Inc.	374,715

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
6,007	The Bear Stearns Companies, Inc.	$577,693
78,994	The Charles Schwab Corporation	725,955
		25,641,363
Public Finance (.4%)
32,552	Countrywide Financial Corporation	1,282,223
16,323	PNC Financial Services Group, Inc.	883,074
		2,165,297
Real Estate Investment Trust - Apartments (.1%)
5,471	Apartment Investment & Management Company	190,281
16,225	Equity Residential	502,975
		693,256
Real Estate Investment Trust - Hotels (.1%)
12,034	Starwood Hotels & Resorts Worldwide, Inc.	558,618
Real Estate Investment Trust - Office Property (.1%)
23,291	Equity Office Properties Trust	634,680
Real Estate Investment Trust - Regional Mall (.1%)
12,033	Simon Property Group, Inc.	645,330
Real Estate Investment Trust - Warehouse/Industrial (.1%)
10,510	Prologis	370,372
Savings and Loans (.6%)
8,854	Golden West Financial Corporation	982,351
19,843	Sovereign Bancorp, Inc.	432,974
50,441	Washington Mutual, Inc.	1,971,234
		3,386,559
U.S. Government Obligations (1.0%)
39,714	Freddie Mac	2,590,941
55,953	Fannie Mae	3,547,420
		6,138,361
Health Care (12.4%)
Biotechnology (1.1%)
73,186	Amgen, Inc. (b)	4,148,182
19,562	Biogen Idec, Inc. (b)	1,196,608
10,817	Chiron Corporation (b)	478,111
13,180	Genzyme Corporation (b)	717,124
2,901	Millipore Corporation (b)	138,813
		6,678,838
Drugs (6.1%)
90,248	Abbott Laboratories	3,822,905
112,447	Bristol-Myers Squibb Company	2,661,620
24,880	Cardinal Health, Inc.	1,088,998
65,357	Eli Lilly & Company	3,924,688
21,405	Forest Laboratories, Inc. (b)	962,797
24,890	Gilead Sciences, Inc. (b)	930,388
9,021	Hospira, Inc. (b)	276,043
13,964	King Pharmaceuticals, Inc. (b)	166,730
15,730	Medco Health Solutions, Inc. (b)	486,057
14,408	Medimmune, Inc. (b)	341,470
128,260	Merck & Company, Inc.	4,232,580
15,535	Mylan Laboratories	279,630
436,497	Pfizer, Inc.	13,356,808
85,115	Schering-Plough Corporation	1,622,292
6,332	Watson Pharmaceuticals, Inc. (b)	186,541
77,105	Wyeth	2,883,727
		37,223,274
Health Care – Diversified (1.7%)
7,655	Allergan, Inc.	555,370
171,581	Johnson & Johnson	9,665,158
26,946	Tenet Healthcare Corporation (b)	290,747
		10,511,275
Hospital Management (.2%)
27,902	HCA, Inc.	1,064,461
14,070	Health Management Associates, Inc.	287,450
		1,351,911
Managed Care (.8%)
26,938	Caremark Rx, Inc. (b)	863,902

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care–continued
4,462	Express Scripts, Inc. (b)	$291,547
9,209	Humana, Inc. (b)	183,996
5,043	Manor Care, Inc.	151,088
16,971	McKesson Corporation	435,306
38,425	UnitedHealth Group, Inc.	2,833,460
		4,759,299
Medical Products/Supplies (2.2%)
6,514	AmerisourceBergen Corporation	349,867
3,054	Bausch & Lomb, Inc.	202,938
35,540	Baxter International, Inc.	1,142,966
14,499	Becton Dickinson & Company	749,598
14,684	Biomet, Inc.	688,386
48,684	Boston Scientific Corporation (b)	1,934,215
6,106	CR Bard, Inc.	345,783
18,185	Guidant Corporation	1,200,937
69,914	Medtronic, Inc.	3,628,537
7,142	Pall Corporation	174,836
10,232	St. Jude Medical, Inc. (b)	770,163
23,196	Stryker Corporation	1,115,264
14,166	Zimmer Holdings, Inc. (b)	1,119,681
		13,423,171
Special Services (.3%)
8,094	Anthem, Inc. (b)	706,202
6,644	Fisher Scientific International (b)	387,545
5,938	Quest Diagnostics	523,850
		1,617,597
Technology (14.8%)
Computer Hardware (3.4%)
7,398	Affiliated Computer Services, Inc. (b)	411,847
22,425	Apple Computer, Inc. (b)	868,969
144,325	Dell, Inc. (b)	5,137,970
21,544	Gateway, Inc. (b)	106,643
174,565	Hewlett-Packard Company	3,273,094
96,840	International Business Machines Corporation	8,303,062
7,550	Lexmark International, Inc. (b)	634,276
5,461	NCR Corporation (b)	270,811
192,274	Sun Microsystems, Inc. (b)	776,787
13,836	Symbol Technologies, Inc.	174,887
48,507	Xerox Corporation (b)	682,979
		20,641,325
Computer Networking (1.6%)
390,870	Cisco Systems, Inc. (b)	7,074,747
78,652	Yahoo!, Inc. (b)	2,667,089
		9,741,836
Computer Peripherals (.4%)
139,010	EMC Corporation Massachusettes (b)	1,604,175
20,676	Network Appliance, Inc. (b)	475,548
		2,079,723
Computer Services & Software (5.5%)
13,861	Adobe Systems, Inc.	685,704
6,508	Autodesk, Inc.	316,484
33,802	Automatic Data Processing, Inc.	1,396,699
12,896	BMC Software, Inc. (b)	203,886
9,743	Citrix Systems, Inc. (b)	170,697
33,837	Computer Associates International, Inc.	889,913
10,910	Computer Sciences Corporation (b)	513,861
22,324	Compuware Corporation (b)	114,969
17,555	Electronic Arts, Inc. (b)	807,354
13,452	IMS Health, Inc.	321,772
5,384	Mercury Interactive Corporation (b)	187,794
628,533	Microsoft Corporation	17,378,937
22,353	Novell, Inc. (b)	141,047
298,914	Oracle Corporation (b)	3,371,750
15,557	Parametric Technology Corporation (b)	82,141
21,208	Peoplesoft, Inc. (b)	420,979
29,221	Siebel Systems, Inc. (b)	220,326
16,608	Sungard Data Systems, Inc. (b)	394,772
18,218	Symantec Corporation (b)	999,804

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
264,326	Time Warner, Inc. (b)	$4,266,222
19,356	Unisys Corporation (b)	199,754
25,021	Veritas Software Corporation (b)	445,374
		33,530,239
Electrical Instruments (.3%)
28,072	Agilent Technologies, Inc. (b)	605,513
11,667	Applera Corporation - Applied Biosystems Group	220,156
83,253	JDS Uniphase Corporation (b)	280,563
7,310	PerkinElmer, Inc.	125,878
4,814	Tektronix, Inc.	160,066
6,820	Waters Corporation (b)	300,762
		1,692,938
Electronics — Computer Distribution (—)
30,126	Sanmina-SCI Corporation (b)	212,388
Electronic Components-Semiconductor (2.9%)
20,517	Advanced Micro Devices, Inc. (b)	266,721
21,416	Altera Corporation (b)	419,111
21,873	Analog Devices, Inc.	848,235
98,172	Applied Materials, Inc. (b)	1,618,856
18,102	Applied Micro Circuits Corporation (b)	56,659
18,619	Broadcom Corporation (b)	508,113
370,840	Intel Corporation	7,439,050
11,353	Kla-Tencor Corporation (b)	470,922
17,740	Linear Technology Corporation	642,898
22,250	LSI Logic Corporation (b)	95,898
18,773	Maxim Integrated Products, Inc.	793,910
35,348	Micron Technology, Inc. (b)	425,236
20,701	National Semiconductor Corporation (b)	320,658
8,253	Novellus Systems, Inc. (b)	219,447
9,627	Nvidia Corporation (b)	139,784
10,228	PMC - Sierra, Inc. (b)	90,109
5,330	QLogic Corporation (b)	157,821
11,222	Teradyne, Inc. (b)	150,375
100,070	Texas Instruments, Inc.	2,129,490
20,064	Xilinx, Inc.	541,728
		17,335,021
Service — Data Processing (.7%)
29,618	Electronic Data Systems Corporation	574,293
7,800	Equifax, Inc.	205,608
49,568	First Data Corporation	2,156,208
11,289	Fiserv, Inc. (b)	393,535
11,073	Intuit, Inc. (b)	502,714
21,857	Paychex, Inc.	658,989
		4,491,347
Transportation (1.7%)
Air Freight (1.1%)
17,366	FedEx Corporation	1,488,093
64,999	United Parcel Service, Inc. Georgia	4,934,724
		6,422,817
Airlines (.1%)
7,261	Delta Air Lines, Inc. (b)	23,889
45,679	Southwest Airlines Company	622,148
		646,037
Railroads (.5%)
21,527	Burlington Northern Santa Fe Corporation	824,699
12,418	CSX Corporation	412,278
22,758	Norfolk Southern Corporation	676,823
14,985	Union Pacific Corporation	878,121
		2,791,921
Trucking (—)
3,745	Ryder System, Inc.	176,165
Utilities (3.1%)
Electric Companies (2.7%)
7,268	Allegheny Energy, Inc. (b)	115,997
11,231	Ameren Corporation	518,311
22,872	American Electric Power Company, Inc.	730,989

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities–continued
17,778	Centerpoint Energy, Inc.	$184,180
10,439	Cinergy Corporation	413,384
9,262	CMS Energy Corporation (b)	88,174
13,958	Consolidated Edison, Inc.	586,794
10,143	Constellation Energy Group, Inc.	404,097
19,090	Dominion Resources, Inc.	1,245,623
10,043	DTE Energy Company	423,714
54,211	Duke Energy Corporation	1,240,890
18,834	Edison International	499,289
13,082	Entergy Corporation	792,900
38,162	Exelon Corporation	1,400,164
19,067	FirstEnergy Corporation	783,272
10,710	FPL Group, Inc.	731,707
15,231	NiSource, Inc.	320,003
23,175	PG&E Corporation (b)	704,520
5,279	Pinnacle West Capital Corporation	219,079
10,936	PPL Corporation	515,961
14,267	Progress Energy, Inc.	604,065
13,714	Public Service Enterprise Group, Inc.	584,217
11,490	TECO Energy, Inc.	155,460
37,368	The AES Corporation (b)	373,306
42,673	The Southern Company	1,279,337
17,158	TXU Corporation	822,211
23,112	Xcel Energy, Inc.	400,300
		16,137,944
Natural Gas (.4%)
21,940	Dynegy, Inc. (b)	109,481
37,055	El Paso Corporation	340,535
9,269	KeySpan Corporation	363,345
7,143	Kinder Morgan, Inc.	448,723
2,543	Nicor, Inc.	93,328
2,147	Peoples Energy Corporation	89,487
13,399	Sempra Energy	484,910
30,197	Williams Companies, Inc.	365,384
		2,295,193
Power Products — Industrial (—)
25,656	Calpine Corporation (b)	74,402
Total Common Stocks (Cost: $404,940,710)		601,076,987

See accompanying notes to investments in securities.

Principal/ Shares		Rate	Maturity	Market Value(a)
Short-Term Securities (12.4%)
Security Lending Collateral (11.6%)
Commercial Paper (5.0%)
$3,182,406	Amesterdam Funding Corporation (d)	1.791%	10/29/04	$3,178,046
1,591,203	Apreco LLC (d)	1.793%	10/27/04	1,589,182
1,591,203	Apreco LLC (d)	1.793%	10/28/04	1,589,103
2,652,005	Blue Ridge Asset Funding (d)	1.783%	10/22/04	2,649,273
2,652,005	Goldman Sachs Group, Inc.	1.985%	02/04/05	2,633,176
3,712,807	Lehman Brothers Holdings	1.622%	02/16/05	3,712,807
2,652,005	Liquid Funding, Ltd. (d)	1.666%	02/04/05	2,652,005
1,591,203	Morgan Stanley	1.580%	05/10/05	1,591,203
2,652,005	Neptune Funding Corporation (d)	1.803%	10/26/04	2,648,770
3,343,117	Picaros Funding LLC (d)	1.812%	10/25/04	3,339,206
4,093,105	Regency Markets Number One LLC (d)	1.772%	10/14/04	4,090,485
531,992	Thunder Bay Funding LLC (d)	1.880%	10/01/04	531,992
				30,205,248
Corporate Note (.9%)
2,652,005	Morgan Stanley	1.599%	08/13/10	2,651,634
2,652,005	Premium Asset Trust	1.663%	05/13/05	2,651,713
				5,303,347
Repurchase Agreement (5.7%)
34,536,860	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 9/30/04, rate 1.925%, due 10/1/04; proceeds $34,538,707 (Collateralized by Corporate Obligations)			34,536,860
	Total Security Lending Collateral (Cost: $70,045,455)			70,045,455
Commercial Paper (.4%)
2,500,000	Nestle Capital Corporation (c) (d)	1.760%	11/05/04	2,495,770
	Total Commercial Paper (Cost: $2,495,770)			2,495,770

Investment Company (.4%)
1,150,000	One Group Institutional Prime Money Market, current rate	1.600%		1,150,000
1,052,854	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate, 1.562%			1,052,854
	Total Investment Company Securities (Cost: $2,202,854)			2,202,854
	Total Short-Term Securities (Cost: $74,744,079)			74,744,079
	Total Investments in Securities (Cost: $479,684,789)			675,821,066

	Payable upon return of securities loaned (11.6%)			(70,045,455)
	Cash and other assets in excess of liabilities (.2%)			1,155,275
	Total Net Assets (100%)			$606,930,886

See accompanying notes to investments in securities.

Notes to Investments in Securities

Holdings of Open Future Contracts

On September 30, 2004, securities with an approximate aggregate market value of $16,464,821 have been segregated with the custiodian to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	December 2004	35	long	$6,763	$4,006
S&P 500®	December 2004	8	long	—	23,436
		43		$6,763	$27,442

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 1.4% of net assets in foreign securities at September 30, 2004.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 4.1% of the Portfolio’s net assets at September 30, 2004.

(e)          Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

(f)            At September 30, 2004 the cost of securities for federal income tax purposes was $483,948,948. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$233,367,668
Gross unrealized depreciation	(41,495,550)
Net unrealized appreciation	$191,872,118

Maturing Government Bond 2006 Portfolio
Investments in Securities

September 30, 2004
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (100.3%)
U.S. Government and Agencies Obligations (100.3%)
$650,000	Federal Home Loan Mortgage Corporation Strip (b)	2.992%	01/15/07	$607,504
910,000	Federal National Mortgage Association Strip (b)	3.686%	08/01/05	890,753
450,000	Federal National Mortgage Association Strip (b)	5.825%	08/15/06	425,725
613,000	Federal National Mortgage Association Strip (b)	7.187%	04/08/07	565,265
686,000	Financing Corporation Strip (b)	3.002%	11/11/06	644,682
1,000,000	Financing Corporation Strip (b)	5.181%	08/03/07	913,861
921,000	Financing Corporation Strip (b)	5.434%	09/07/07	838,621
200,000	Financing Corporation Strip (b)	7.803%	05/11/06	191,476
100,000	Government Trust Certificate (b)	3.029%	11/15/06	93,641
1,000,000	Israel Government Aid Bond (b)(d)	6.685%	11/15/06	941,703
1,000,000	Resolution Funding Corporation Strip (b)	7.596%	07/15/07	920,877
1,375,000	U.S. Treasury Strip (b)	5.298%	11/15/06	1,299,741
	Total U.S. Government and Agencies Obligations (Cost: $7,785,937)			8,333,849
	Total Long-Term Debt Securities (Cost: $7,785,937)			8,333,849

Short-Term Securities (15.2%)
Security Lending Collateral (15.1%)
Commercial Paper (6.5%)
57,036	Amesterdam Funding Corporation (c)	1.791%	10/29/04	56,958
28,518	Apreco LLC (c)	1.793%	10/27/04	28,482
28,518	Apreco LLC (c)	1.793%	10/28/04	28,480
47,530	Blue Ridge Asset Funding (c)	1.783%	10/22/04	47,481
47,530	Goldman Sachs Group, Inc.	1.985%	02/04/05	47,193
66,542	Lehman Brothers Holdings	1.622%	02/16/05	66,542
47,530	Liquid Funding, Ltd. (c)	1.666%	02/04/05	47,530
28,518	Morgan Stanley	1.580%	5/10/05	28,518
47,530	Neptune Funding Corporation (c)	1.803%	10/26/04	47,472
59,916	Picaros Funding LLC (c)	1.812%	10/25/04	59,846
73,358	Regency Markets Number One LLC (c)	1.772%	10/14/04	73,311
9,534	Thunder Bay Funding LLC (c)	1.880%	10/01/04	9,534
				541,347
Corporate Notes (1.1%)
47,530	Morgan Stanley	1.599%	08/13/10	47,523
47,530	Premium Asset Trust	1.663%	05/13/05	47,525
				95,048
Repurchase Agreement (7.5%)
618,980	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 9/30/04, rate 1.925%, due 10/1/04; proceeds $619,013 (Collateralized by Corporate Obligations)			618,980
	Total Security Lending Collateral (Cost: $1,255,375)			1,255,375

See accompanying notes to investments in securites.

Shares		Market Value(a)
Investment Companies (.1%)
7,629	BlackRock Provident Institutional TempFund, current rate 1.544%	$7,629
3	Federated Prime Obligations Fund, current rate 1.610%	3
12	One Group Institutional Prime Money Market, current rate 1.600%	12
	Total Investment Company Securities (Cost: $7,644)	7,644
	Total Short-Term Securities (Cost: $1,263,019)	1,263,019
	Total Investments in Securities (Cost: $9,048,956) (e)	$9,596,868

	Payable upon return of securities loaned (15.1%)	(1,255,375)
	Liabilities in excess of cash and other assets (.4%)	(33,076)
	Total Net Assets (100%)	$8,308,417

See accompanying notes to investments in securites.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.

(c)          Commercial paper sold within terms of private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”  This security has bee determined to be liquid under the guidelines established by the Board of Directors.  In the aggregate such securities represent 4.8% of the Portfolio’s net assets at September 30, 2004.

(d)         The Portfolio held 11.3% of net assets in foreign securities at September 30, 2004.  This security is backed by the Full Faith and credit of the U.S. government.

(e)          At September 30, 2004 the cost of securities for federal income tax purposes was $9,059,469. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$537,416
Gross unrealized depreciation	(17)
Net unrealized appreciation	$537,399

Maturing Government Bond 2010 Portfolio

Investments in Securities

September 30, 2004

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (100.2%)
U.S. Government and Agencies Obligations (100.2%)
$717,000	Federal National Mortgage Association Strip (b)	4.974%	05/15/11	$536,764
719,000	Federal National Mortgage Association Strip (b)	6.083%	11/29/09	585,958
412,000	Financing Corporation Strip (b)	5.562%	11/02/10	323,256
1,000,000	Financing Corporation Strip (b)	5.821%	04/05/11	764,182
132,000	Government Trust Certificate (b)	6.695%	05/15/10	104,954
524,000	Government Trust Certificate (b)	6.794%	11/15/10	407,003
350,000	Government Trust Certificate (b)	7.796%	05/15/10	278,286
1,100,000	Israel Government Aid Bond (b)(d)	6.967%	08/15/11	830,378
515,000	Israel Government Aid Bond (b)(d)	8.432%	03/15/10	418,792
1,032,000	Resolution Funding Corporation Strip (b)	5.657%	04/15/11	795,988
475,000	Tennessee Valley Authority (b)	4.386%	04/15/10	379,782
1,300,000	U.S. Treasury Strip (b)	3.841%	08/15/10	1,046,392
675,000	U.S. Treasury Strip (b)	5.344%	05/15/10	550,181
	Total U.S. Government and Agencies Obligations (Cost: $6,342,142)			7,021,916
	Total Long-Term Debt Securities (Cost: $6,342,142)			7,021,916

Short-Term Securities (6.1%)
Security Lending Collateral (6.0%)
Commercial Paper (2.6%)
18,978	Amesterdam Funding Corporation (c)	1.791%	10/29/04	18,952
9,489	Apreco LLC (c)	1.793%	10/27/04	9,477
9,489	Apreco LLC (c)	1.793%	10/28/04	9,476
15,815	Blue Ridge Asset Funding (c)	1.783%	10/22/04	15,799
15,815	Goldman Sachs Group, Inc.	1.985%	02/04/05	15,703
22,141	Lehman Brothers Holdings	1.622%	02/16/05	22,141
15,815	Liquid Funding, Ltd. (c)	1.666%	02/04/05	15,815
9,489	Morgan Stanley	1.580%	05/10/05	9,489
15,815	Neptune Funding Corporation (c)	1.803%	10/26/04	15,796
19,936	Picaros Funding LLC (c)	1.812%	10/25/04	19,913
24,409	Regency Markets Number One LLC (c)	1.772%	10/14/04	24,393
3,172	Thunder Bay Funding LLC (c)	1.880%	10/01/04	3,172
				180,126
Corporate Notes (.5%)
15,815	Morgan Stanley	1.599%	08/13/10	15,813
15,815	Premium Asset Trust	1.663%	05/13/05	15,813
				31,626
Repurchase Agreement (2.9%)
205,958	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 9/30/04, rate 1.925%, due 10/1/04; proceeds $205,969 (Collateralized by Corporate Obligations)			205,958
	Total Security Lending Collateral (Cost: $417,710)			417,710

See accompanying notes to investments in securites.

Shares		Market Value(a)
Investment Company (.1%)
9,641	BlackRock Provident Institutional TempFund, current rate 1.544%	$9,641
	Total Investment Company Securities (Cost: $9,641)	9,641
	Total Short-Term Securities (Cost: $427,351)	427,351
	Total Investments in Securities (Cost: $6,769,493) (e)	$7,449,267

	Payable upon return of securities loaned (6.0%)	(417,710)
	Liabilities in excess of cash and other assets (.3%)	(23,660)
	Total Net Assets (100%)	$7,007,897

See accompanying notes to investments in securites.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the financial statements.

(b)         For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.

(c)          Commercial paper sold within terms of private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”  This security has bee determined to be liquid under the guidelines established by the Board of Directors.  In the aggregate such securities represent 1.9% of the Portfolio’s net assets at September 30, 2004.

(d)         The Portfolio held 17.8% of net assets in foreign securities at September 30, 2004.  These securities are backed by the Full Faith and credit of the U.S. government.

(e)          At September 30, 2004 the cost of securities for federal income tax purposes was $6,775,596. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$673,671
Gross unrealized depreciation	(—)
Net unrealized appreciation	$673,671

International Bond Portfolio
Investments in Securities

September 30, 2004
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (96.6%)
Austria (4.7%)
Banks (4.7%)
300,000,000	Oesterreichische Kontrollbank AG (Japanese Yen)	1.800%	03/22/10	$2,880,974

Belgium (2.1%)
Government (2.1%)
1,000,000	Belgium Government Bond (Euro)	3.750%	03/28/09	1,268,502

Canada (4.8%)
Government (4.8%)
320,000,000	Quebec Province (Japanese Yen)	1.600%	05/09/13	2,953,532

Finland (3.7%)
Government (3.7%)
1,600,000	Finland Government Bond (Euro)	5.750%	02/23/11	2,230,591

France (3.1%)
Government (2.3%)
1,100,000	France Government Bond OAT (Euro)	4.000%	04/25/09	1,409,076
Retail (.2%)
100,000	Rallye SA (Euro)	5.375%	01/20/09	125,735
Telecommunication (.6%)
180,000	France Telecom (British Sterling Pound) (d) (f)	8.250%	03/14/11	364,287
				1,899,098
Germany (13.0%)
Banks (4.5%)
300,000,000	Landwirtsch Rentenbank (Japanese Yen)	1.375%	04/25/13	2,754,910
Government (8.2%)
3,800,000	Deutsche Bundesrepublik (Euro)	4.750%	07/04/08	4,992,783
Manufacturing (.3%)
130,000	Jenoptik AG-144A Issue (Euro) (e)	7.875%	11/15/10	168,732
				7,916,425
Greece (6.0%)
Electric Companies (.2%)
80,000	Public Power Corporation (Euro)	4.500%	03/12/09	102,352
Government (5.8%)
2,830,000	Hellenic Republic Government Bond (Euro)	3.250%	06/21/07	3,543,931
				3,646,283
Ireland (3.7%)
Government (3.7%)
1,800,000	Ireland Government Bond (Euro)	3.250%	04/18/09	$2,236,375

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
Italy (4.7%)
Government (3.9%)
250,000,000	Italy Government International Bond (Japanese Yen)	1.800%	02/23/10	2,392,850
Telecommunication (.8%)
360,000	Telecom Italia SPA (Euro)	6.250%	02/01/12	499,616
				2,892,466
Japan (7.0%)
Government (7.0%)
120,000,000	Development Bank of Japan (Japanese Yen)	1.400%	06/20/12	1,104,050
350,000,000	Development Bank of Japan (Japanese Yen)	1.600%	06/20/14	3,193,230
				4,297,280
Kyrgyzstan (.6%)
Finance — Diversified (.6%)
280,000	Hutchison Whampoa Finance Cl, Ltd. (Euro)	5.875%	07/08/13	366,307

Luxembourg (.6%)
Insurance (.6%)
270,000	Hannover Finance Luxembourg SA (Euro) (d)	6.250%	03/14/31	369,895

Mexico (4.0%)
Government (4.0%)
28,500,000	Mexican Bonos (Mexican Peso)	9.000%	12/24/09	2,436,716

Netherlands (4.6%)
Government (4.0%)
1,900,000	Netherlands Government Bond (Euro)	3.750%	07/15/09	2,411,091
Telecommunication (.6%)
270,000	TPSA Eurofinance (Euro)	6.625%	03/01/06	352,892
				2,763,983
New Zealand (4.9%)
Government (4.9%)
1,900,000	New Zealand Government Bond (New Zealand Dollar)	6.000%	04/15/15	1,270,833
2,500,000	New Zealand Government Bond (New Zealand Dollar)	6.500%	04/15/13	1,730,295
				3,001,128
Poland (5.5%)
Government (5.5%)
8,220,000	Poland Government Bond (Poland Zloty) (c)	5.014%	08/12/05	2,199,273
3,240,000	Poland Government Bond (Poland Zloty)	6.000%	05/24/09	882,268
1,000,000	Poland Government Bond (Poland Zloty)	8.500%	05/12/07	293,690
				3,375,231
Portugal (2.6%)
Government (2.6%)
1,250,000	Portugal Obrigacoes do Tesouro OT (Euro)	3.950%	07/15/09	1,597,010

See accompanying notes to investments in securities.

Principal(b) Shares		Coupon	Maturity	Market Value(a)
Spain (.2%)
Government (.2%)
100,000	Spain Government Bond (Euro)	4.200%	07/30/13	$126,653

Supranational (5.0%)
Supra National Bank (5.0%)
2,350,000	European Investment Bank - 144A Issue (Euro)	4.875%	04/15/06	3,022,462

Sweden (1.2%)
Government (1.2%)
570,000	Sweden Government International Bond (Euro)	3.500%	04/20/06	718,946

United Kingdom (14.3%)
Government (14.3%)
600,000	United Kingdom Treasury (British Sterling Pound)	5.000%	09/07/14	1,099,862
2,710,000	United Kingdom Treasury (British Sterling Pound)	7.500%	12/07/06	5,187,388
1,060,000	United Kingdom Treasury (British Sterling Pound)	8.000%	12/07/15	2,441,642
				8,728,892
United States (.3%)
Chemicals (.3%)
140,000	Nalco Company (Euro) (f)	7.750%	11/15/11	185,190
	Total long-term debt securities (cost: $56,953,834)			58,913,939

Short-Term Securities (8.7%)
Securities Lending Collateral (7.3%)
Investment Trust (7.3%)
4,466,552	Delaware Business Trust II, current rate 1.650%			4,466,552
	Total security lending collateral (cost: $4,466,552)			4,466,552
Investment Company (1.4%)
850,814	Dreyfus Funds - Cash Management Plus Fund, current rate 1.550%			850,814
	Total investment company securities (cost: $850,814)			850,814
	Total short-term securities (cost: $5,317,366)			5,317,366
	Total investments in securities (cost: $62,271,200) (g)			$64,231,305

	Payable upon return of securities loaned (7.3%)			(4,466,552)
	Cash and other assets in excess of liabilities (2.0%)			1,195,936
	Total Net Assets (100%)			$60,960,689

See accompanying notes to investments in securities.

International Bond Portfolio

Notes to Investments in Securities

September 30, 2004

(Unaudited)

Forward Foreign Currency Contracts

On September 30, 2004, International Bond had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
10/01/04	4,651,482	JPY	34,094	EUR	$140	$—
10/01/04	79,105	EUR	97,575	USD	—	676
10/08/04	7,500,000	MXN	538,476	EUR	10,854	—
10/08/04	20,800,000	MXN	1,489,182	EUR	24,895	—
10/08/04	1,990,659	EUR	28,300,000	MXN	10,217	—
10/18/04	2,000,000	GBP	4,822,660	CAD	202,256	—
10/18/04	4,740,600	CAD	2,000,000	GBP	—	137,284
10/20/04	2,454,037	EUR	4,250,000	AUD	31,882	—
10/20/04	1,381,414	EUR	2,400,000	AUD	23,467	—
10/20/04	4,500,000	NZD	2,395,477	EUR	—	60,571
10/25/04	500,000	GBP	745,807	EUR	23,267	—
10/25/04	2,370,000	GBP	3,535,862	EUR	111,201	—
10/25/04	1,000,000	GBP	1,469,918	EUR	19,566	—
10/28/04	870,000	USD	719,008	EUR	23,823	—
11/02/04	2,981,798	EUR	4,700,000	CAD	18,908	—
11/02/04	2,600,000	CAD	1,645,153	EUR	—	15,871
11/17/04	327,507,350	JPY	4,300,000	AUD	128,643	—
11/17/04	2,200,000	AUD	174,516,100	JPY	—	2,431
11/17/04	2,100,000	AUD	165,832,800	JPY	—	9,164
11/26/04	6,276,119	EUR	841,000,000	JPY	—	80,125
					$629,119	$306,122

Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
MXN	Mexican New Peso
NZD	New Zealand Dollar

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.

(d)         Variable rate security.

(e)          Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)            Represents a private placement security.

Security:	Acquisition Date	Acquisition Cost	Fair Value	Value as a% of Net Assets
France Telecom	5/19/03	$343,473	$364,287.6%

(g)         At September 30, 2004 the cost of securities for federal income tax purposes was $62,273,840. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,312,893
Gross unrealized depreciation	(355,428)
Net unrealized appreciation	$1,957,465

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2004

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (94.9%)
Basic Materials (4.4%)
Chemicals (3.0%)
5,533	Airgas, Inc.	$133,179
3,083	Albemarle Corporation	108,182
4,578	Cabot Corporation	176,573
1,839	Cabot Microcelectronics Corporation (b)	66,664
8,502	Crompton Corporation	80,686
2,903	Cytec Industries, Inc.	142,102
3,108	Ferro Corporation	67,786
2,705	FMC Corporation (b)	131,382
8,593	IMC Global, Inc. (b)	149,432
4,838	Lubrizol Corporation	167,395
13,242	Lyondell Chemical Company	297,415
1,468	Minerals Technologies, Inc.	86,407
5,179	Olin Corporation	103,580
8,623	RPM International, Inc.	152,196
3,478	Sensient Technologies Corporation	75,264
2,434	The Scotts Company (b)	156,141
3,806	Valspar Corporation	177,664
		2,272,048
Construction (.2%)
3,577	Martin Marietta Materials, Inc.	161,931
Paper and Forest (1.2%)
4,128	Bowater, Inc.	157,648
3,251	Glatfelter	40,280
3,789	Longview Fibre Company	57,782
7,922	Packaging Corporation of America	193,851
2,093	Potlatch Corporation	97,973
3,683	Rayonier, Inc.	166,619
7,269	Sonoco Products Company	192,193
		906,346
Capital Goods (6.8%)
Aerospace/Defense (.9%)
7,932	L-3 Communications Holdings, Inc.	531,444
687	Sequa Corporation (b)	35,869
6,258	Titan Corporation (b)	87,424
		654,737
Electrical Equipment (.5%)
4,515	Hubbell, Inc.	202,407
12,322	Vishay Intertechnology, Inc. (b) (e)	158,954
		361,361
Engineering/Construction (.6%)
3,601	Dycom Industries, Inc. (b)	102,232
3,087	Granite Construction, Inc.	73,779
4,179	Jacobs Engineering Group, Inc. (b)	160,014
8,703	Quanta Services, Inc. (b)	52,653
5,768	United Rentals, Inc. (b)	91,654
		480,332
Hardware and Tools (.2%)
2,705	Kennametal, Inc.	122,131
Machinery (.9%)
6,695	AGCO Corporation (b)	151,441
5,140	Graco, Inc.	172,190
1,371	Tecumseh Products Company	57,404
5,317	Zebra Technologies Corporation (b)	324,390
		705,425
Manufacturing (2.0%)
5,060	Ametek, Inc.	153,419
2,233	Carlisle Companies, Inc.	142,756
6,407	Donaldson Company, Inc.	181,895
3,570	Federal Signal Corporation	66,331
4,100	Flowserve Corporation (b)	99,138
2,645	Lancaster Colony Corporation	111,526
2,645	Nordson Corporation	90,803
7,445	Pentair, Inc.	259,905
5,646	SPX Corporation	199,868
2,984	Teleflex, Inc.	126,820
3,496	Trinity Industries, Inc.	108,970
		1,541,431
Metal Fabrication (.4%)
4,817	Precision CastpartsCorporation	289,261

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
Office Equipment (.4%)
5,286	Herman Miller, Inc.	$130,300
4,264	HNI Corporation	168,769
		299,069
Oil & Gas (.3%)
4,075	Cooper Cameron Corporation (b)	223,473
Waste Management (.6%)
11,263	Republic Services, Inc.	335,187
3,351	Stericycle, Inc. (b)	153,811
		488,998
Communication Services (2.1%)
Telecommunication (1.5%)
5,909	Adtran, Inc.	134,016
6,562	Advanced Fibre Communication, Inc. (b)	104,336
4,011	CommScope, Inc. (b)	86,638
4,920	Harris Corporation	270,305
3,556	Plantronics, Inc.	153,761
7,375	Polycom, Inc. (b)	146,172
7,742	Powerwave Technologies, Inc. (b)	47,691
13,845	RF Micro Devices, Inc. (b)	87,777
8,451	UTStarcom, Inc. (b)	136,146
		1,166,842
Telephone (.6%)
18,194	Cincinnati Bell, Inc. (b) (e)	63,497
4,245	Telephone & Data Systems, Inc.	357,302
		420,799
Consumer Cyclical (16.1%)
Airlines (.1%)
6,347	Airtran Holdings, Inc. (b)	63,216
Auto (1.2%)
5,147	ArvinMeritor, Inc.	96,506
1,437	Bandag, Inc.	62,941
4,140	BorgWarner, Inc.	179,221
3,052	Harsco Corporation	137,035
5,090	Lear Corporation	277,150
2,559	Modine Manufacturing Company	77,051
1,975	Superior Industries International	59,151
		889,055
Building Materials (.1%)
3,072	York International Corporation	97,044
Construction (1.4%)
17,302	DR Horton, Inc.	572,869
1,730	Ryland Group, Inc.	160,302
4,235	Thor Industries, Inc.	112,101
5,543	Toll Brothers, Inc. (b)	256,807
		1,102,079
Distribution Durables (1.1%)
6,167	CDW Corporaton (e)	357,871
5,629	Fastenal Company	324,230
4,304	Tech Data Corporation (b)	165,919
		848,020
Entertainment (.2%)
6,431	Boyd Gaming Corporation	181,033
Footwear (.2%)
5,500	Pacific Sunwear of California (b)	115,775
Home Builders (.2%)
4,535	Hovnanian Enterprises, Inc. (b)	181,854
Houseware (.1%)
4,059	Furniture Brands International, Inc.	101,800
Leisure (.4%)
5,580	Callaway Golf Company	58,981
8,755	GTECH Holdings Corporation	221,677
6,902	Six Flags, Inc. (b)	37,547
		318,205
Lodging — Hotel (1.0%)
22,979	Caesars Entertainment, Inc. (b) (e)	383,749
5,008	Mandalay Resort Group	343,799
		727,548

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
Personal Care (.2%)
3,283	Regis Corporation	$132,042
Publishing (2.0%)
8,528	Belo Corporation	192,221
6,375	Harte-Hanks, Inc.	159,439
3,350	Lee Enterprises, Inc.	155,239
1,760	Media General, Inc.	98,472
2,938	Scholastic Corporation (b)	90,755
7,386	The Readers Digest Association, Inc.	107,762
745	Washington Post	685,400
		1,489,288
Retail (6.4%)
5,098	99 Cents Only Stores (b)	72,545
7,015	Abercrombie & Fitch Company	220,972
4,164	Aeropostale, Inc. (b)	109,097
5,320	American Eagle Outfitters	196,042
5,060	American Greetings (b)	127,107
5,295	AnnTaylor Stores Corporation (b)	123,903
5,199	Barnes & Noble, Inc. (b)	192,363
5,166	BJ’s Wholesale Club, Inc. (b)	141,238
5,663	Borders Group, Inc.	140,442
7,716	Carmax, Inc. (b)	166,280
6,633	Chico’s FAS, Inc. (b)	226,849
7,338	Claire’s Stores, Inc.	183,744
8,423	Dollar Tree Stores, Inc. (b)	227,000
5,690	Energizer Holdings, Inc. (b)	262,309
11,548	Foot Locker, Inc.	273,688
5,063	Michaels Stores, Inc.	299,780
3,656	Neiman-Marcus Group, Inc.	210,220
4,088	O’Reilly Automotive, Inc. (b)	156,530
5,053	Payless Shoesource, Inc. (b)	51,187
10,772	Petsmart, Inc.	305,817
6,485	Pier 1 Imports, Inc.	117,249
10,942	Ross Stores, Inc.	256,480
10,524	Saks, Inc. (b)	126,814
2,617	Timerberland Company (b)	148,646
5,970	Urban Outfitters, Inc. (b)	205,368
8,624	Williams-Sonoma, Inc. (b)	323,831
		4,865,501
Service (1.0%)
3,868	Catalina Marketing Corporation	89,273
6,675	Copart, Inc. (b)	126,358
5,214	Devry, Inc. (b)	107,982
3,393	ITT Educational Services, Inc. (b)	122,318
3,202	Plexus Corporation (b)	35,350
3,386	Rollins, Inc.	82,246
4,688	Sotheby’s Holdings (b)	73,695
4,209	The Brink’s Company	126,986
		764,208
Textiles (.5%)
4,950	Mohawk Industries, Inc. (b)	392,980
Consumer Staples (7.9%)
Beverage (.7%)
7,958	Constellation Brands, Inc. (b)	302,881
10,255	PepsiAmericas, Inc.	195,870
		498,751
Broadcasting (.4%)
4,157	Emmis Communications Corporation (b)	75,075
3,651	Entercom Communications Corporation (b)	119,242
7,214	Westwood One, Inc. (b)	142,621
		336,938
Entertainment (.4%)
3,951	International Speedway Corporation	197,155
3,666	Macrovision Corporation (b)	88,277
		285,432

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
Food (1.5%)
11,708	Dean Foods Company (b)	$351,474
10,296	Hormel Foods Corporation	275,727
8,200	Smithfield Foods, Inc. (b)	205,000
4,329	The JM Smucker Company	192,251
3,878	Tootsie Roll Industries, Inc.	113,315
		1,137,767
Household Products (.4%)
3,029	Blyth, Inc.	93,596
4,585	Church & Dwight, Inc.	128,655
4,343	Tupperware Corporation	73,744
		295,995
Restaurants (1.4%)
6,089	Applebees International, Inc.	153,930
2,617	Bob Evans Farms, Inc.	71,078
6,670	Brinker International, Inc. (b)	207,770
3,614	CBRL Group, Inc.	130,393
5,466	Outback Steakhouse, Inc.	227,003
4,869	Ruby Tuesday, Inc.	135,699
3,844	The Cheesecake Factory (b)	166,830
		1,092,703
Retail (1.2%)
4,581	Krispy Kreme Doughnuts, Inc. (b)	57,995
3,466	Ruddick Corporation	68,072
26,187	Tyson Foods, Inc. (e)	419,516
4,619	Whole Foods Market, Inc.	396,264
		941,847
Service (1.8%)
1,790	Banta Corporation	71,152
7,594	Career Education Corporation (b)	215,897
6,691	Corinthian Colleges, Inc. (b)	90,195
5,427	Education Management Corporation (b)	144,575
2,611	Kelly Services, Inc.	69,740
2,872	Korn/Ferry International (b)	52,357
3,387	Laureate Education, Inc. (b)	126,064
6,685	Manpower, Inc.	297,416
7,810	MPS Group, Inc. (b)	65,682
5,869	Rent-A-Center, Inc. (b)	151,772
3,841	Valassis Communications, Inc. (b)	113,617
		1,398,467
Tobacco (.1%)
1,894	Universal Corporation	84,548
Energy (8.1%)
Mining (.4%)
4,763	Peabody Energy Corporation	283,398
Oil & Gas (5.7%)
11,204	ENSCO International, Inc.	366,035
4,588	Equitable Resources, Inc.	249,174
4,372	Forest Oil Corporation (b)	131,685
9,104	Grant Prideco, Inc. (b)	186,541
5,785	Hanover Compressor Company (b)	77,808
3,740	Helmerich & Payne, Inc.	107,301
6,826	Murphy Oil Corporation	592,292
4,622	Newfield Exploration Company (b)	283,051
4,334	Noble Energy, Inc.	252,412
12,381	Patterson-UTI Energy, Inc.	236,106
10,809	Pioneer Natural Resources Company	372,694
5,719	Plains Exploration & Production Company (b)	136,455
4,741	Pogo Producing Company	224,960
10,088	Pride International, Inc. (b)	199,642
7,239	Varco International, Inc. (b)	194,150
5,472	Western Gas Resources, Inc.	156,444
19,209	XTO Energy, Inc.	623,908
		4,390,658

See accompanying notes to investments in securities.

Shares		Market Value(a)
Energy—continued
Oil & Gas Services (2.0%)
5,006	FMC Technologies, Inc. (b)	$167,200
6,371	National-Oilwell, Inc. (b)	209,351
7,774	Smith International, Inc. (b)	472,115
4,498	Tidewater, Inc.	146,410
9,903	Weatherford International, Ltd. (b) (e)	505,251
		1,500,327
Financial (19.0%)
Auto Finance (.3%)
11,689	AmeriCredit Corporation (b)	244,066
Banks (6.2%)
8,167	Associated Banc-Corporation	261,916
3,901	Bank of Hawaii Corporation	184,322
12,827	Banknorth Group, Inc.	448,945
3,639	California City National Corporation	236,353
5,830	Commerce Bancorp, Inc. New Jersey	321,816
9,099	Compass Bancshares, Inc. (e)	398,718
3,823	Cullen/Frost Bankers, Inc.	177,655
6,292	FirstMerit Corporation	165,511
3,800	Greater Bay Bancorp	109,250
11,525	Hibernia Corporation	304,375
4,917	Investors Financial Services Corporation	221,904
5,867	Mercantile Bankshares Corporation	281,381
15,229	National Commerce Financial Corporation	520,984
2,644	Silicon Valley Bancshares (b)	98,278
10,353	TCF Financial Corporation	313,592
9,908	The Colonial BancGroup, Inc.	202,619
5,820	Washington Federal, Inc.	146,373
2,353	Westamerica Bancorporation	129,156
4,924	Wilmington Trust Corporation	178,298
		4,701,446
Finance — Diversified (.8%)
5,019	Eaton Vance Corporation	202,717
5,472	Raymond James Financial, Inc.	131,985
7,126	The PMI Group, Inc.	289,173
		623,875
Insurance (5.7%)
3,948	Allmerica Financial Corporation (b)	106,122
5,462	American Financial Group, Inc.	163,259
2,901	AmerUs Group Company	118,941
6,816	Arthur J Gallagher & Company	225,814
5,111	Brown & Brown, Inc.	233,573
4,148	Everest Re Group, Ltd. (c)	308,321
7,859	Expeditors International Washington, Inc.	406,310
12,884	Fidelity National Financial, Inc.	490,880
6,572	First American Corporation	202,615
4,800	HCC Insurance Holdings, Inc.	144,720
3,172	Horace Mann Educators Corporation	55,764
5,260	Leucadia National Corporation	297,979
4,558	Ohio Casualty Corporation (b)	95,399
13,512	Old Republic International Corporation	338,205
5,149	Protective Life Corporation	202,407
6,881	Radian Group, Inc. (e)	318,109
2,123	Stancorp Financial Group, Inc.	151,158
5,076	Unitrin, Inc.	211,009
6,237	WR Berkley Corporation	262,952
		4,333,537
Investment Bankers/Brokers (1.2%)
5,878	AG Edwards, Inc.	203,496

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
4,201	Jefferies Group, Inc.	$144,808
4,438	LaBranche & Company, Inc. (b)	37,501
7,473	Legg Mason, Inc.	398,087
6,121	Waddell & Reed Financial, Inc.	134,662
		918,554
Real Estate Investment Trust - Apartments (.2%)
9,489	United Dominion Realty Trust, Inc.	188,167
Real Estate Investment Trust - Diversified (.3%)
6,317	Liberty Property Trust	251,669
Real Estate Investment Trust - Hotels (.3%)
4,984	Hospitality Properties Trust	211,770
Real Estate Investment Trust - Office Property (.4%)
3,978	Highwoods Properties, Inc.	97,899
4,497	Mack-Cali Realty Corporation	199,217
		297,116
Real Estate Investment Trust - Shopping Centers (.9%)
7,585	New Plan Excel Realty Trust	189,625
11,577	Lennar Corporation	551,065
		740,690
Real Estate Investment Trust - Warehouse/Industrial (.3%)
6,133	AMB Property Corporation	227,044
Savings and Loans (2.2%)
5,675	Astoria Financial Corporation	201,406
9,826	Greenpoint Financial Corporation (e)	456,025
6,229	Independence Community Bank Corporation	243,242
4,543	IndyMac Bancorp, Inc.	164,457
19,640	New York Community Bancorp, Inc.	403,406
3,934	Webster Financial Corporation	194,300
		1,662,836
Service (.2%)
6,569	MoneyGram International, Inc.	112,199
Health Care (9.2%)
Biotechnology (.8%)
3,427	Charles River Laboratories International, Inc. (b)	156,957
22,635	Millennium Pharmaceuticals, Inc. (b) (e)	310,326
7,057	Protein Design Labs, Inc. (b)	138,176
		605,459
Drugs (2.1%)
7,752	Barr Laboratories, Inc. (b)	321,165
4,204	Cephalon, Inc. (b)	201,372
18,558	IVAX Corporation (b) (e)	355,386
2,441	Par Pharmaceutical Cos, Inc. (b)	87,705
5,242	Perrigo Company	107,723
6,499	Sepracor, Inc. (b) (e)	317,021
6,231	Valeant Pharmaceuticals International	150,292
5,934	Vertex Pharmaceuticals, Inc. (b)	62,307
		1,602,971
Hospital Management (1.2%)
6,504	Community Health Systems, Inc. (b)	173,527
2,871	LifePoint Hospitals, Inc. (b)	86,159
6,382	Pacificare Health Systems (b)	234,219
5,697	Triad Hospitals, Inc. (b)	196,205
4,316	Universal Health Services, Inc.	187,746
		877,856
Managed Care (.9%)
6,644	Coventry Health Care, Inc. (b)	354,590
6,800	First Health Group Corporation (b)	109,412
8,306	Health Net, Inc. (b)	205,324
		669,326
Medical Products/Supplies (2.8%)
8,240	Cytyc Corporation (b)	198,996

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care—continued
5,972	Dentsply International, Inc.	$310,186
4,429	Edwards Lifesciences Corporation (b)	148,371
4,590	Hillenbrand Industries, Inc.	231,933
2,639	Inamed Corporation (b)	125,801
3,800	Invitrogen Corporation (b)	208,962
5,074	Patterson Companies, Inc. (b)	388,465
5,122	Steris Corporation (b)	112,377
10,077	Varian Medical Systems, Inc (b)	348,362
3,671	Visx, Inc. (b)	75,623
		2,149,076
Special Services (1.4%)
3,707	Apria Healthcare Group, Inc. (b)	101,016
4,646	Covance, Inc. (b)	185,701
3,233	Henry Schein, Inc. (b)	201,448
7,414	Lincare Holdings, Inc. (b)	220,270
7,723	Omnicare, Inc.	219,024
4,975	Renal Care Group, Inc. (b)	160,344
		1,087,803
Technology (12.9%)
Computer Hardware (1.0%)
5,319	Diebold, Inc.	248,397
13,494	Quantum Corporation (b)	31,171
12,014	Sandisk Corporation (b)	349,848
4,793	The Reynolds & Reynolds Company	118,243
		747,659
Computer Networking (.8%)
29,198	3COM Corporation (b) (e)	123,215
5,998	Alliance Data Systems Corporation (b)	243,279
6,575	Choicepoint, Inc. (b)	280,424
		646,918
Computer Peripherals (.4%)
3,653	Avocent Corporation (b)	95,088
8,245	Storage Technology Corporation (b)	208,269
		303,357
Computer Services & Software (4.3%)
10,267	Activision, Inc. (b)	142,403
6,381	Acxiom Corporation	151,485
2,463	Advent Software, Inc. (b)	41,452
4,353	Ascential Software Corporation (b) (e)	58,635
19,976	Cadence Design Systems, Inc. (b) (e)	260,487
11,023	Ceridian Corporation (b)	202,933
4,702	Certegy, Inc.	174,961
9,747	Cognizant Technology Solutions Corporation (b)	297,381
3,860	CSG Systems International (b)	59,483
5,218	Dun & Bradstreet Corporation (b)	306,297
8,017	Gartner, Inc. (b)	93,719
4,583	Keane, Inc. (b)	70,395
5,148	Macromedia, Inc. (b)	103,372
11,589	McAfee, Inc. (b)	232,939
8,809	McData Corporation (b)	44,309
5,321	Mentor Graphics Corporation (b)	58,345
5,846	National Instruments Corporation	176,958
4,150	Retek, Inc. (b)	18,924
4,722	RSA Security, Inc. (b)	91,135
7,647	SEI Investments Company	257,551
7,050	Sybase, Inc. (b)	97,220
11,572	Synopsys, Inc. (b)	183,185
2,779	Transaction Systems Architects, Inc. (b)	51,648
6,075	Wind River Systems, Inc. (b)	74,115
		3,249,332
Computer Systems (.4%)
6,434	Checkfree Corporation (b)	178,029
6,696	Jack Henry & Associates, Inc.	125,684
		303,713
Electrical Defense (.2%)
2,788	Alliant Techsystems, Inc. (b)	168,674

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
Electrical Instruments (1.2%)
4,547	Beckman Coulter, Inc.	$255,178
4,899	Harman International Industries, Inc.	527,867
4,525	LTX Corporation (b)	24,480
3,165	Newport Corporation (b)	36,303
2,574	Varian, Inc. (b)	97,477
		941,305
Electrical Semiconductor (.1%)
7,072	Credence Systems Corporation (b)	50,918
Electronics — Computer Distribution (.9%)
8,573	Arrow Electronics, Inc. (b)	193,578
8,938	Avnet, Inc. (b)	153,019
5,746	Gentex Corporation	201,857
6,417	Kemet Corporation (b)	51,914
4,374	Thomas & Betts Corporation (b)	117,311
		717,679
Electronic Components-Semiconductor (2.8%)
35,285	Atmel Corporation (b) (e)	127,732
5,437	Cree, Inc. (b)	165,992
9,296	Cypress Semiconductor Corporation (b)	82,177
8,856	Fairchild Semiconductor International, Inc. (b)	125,489
2,638	Imation Corporation	93,886
5,384	Integrated Circuit Systems, Inc. (b)	115,756
7,873	Integrated Device Technology, Inc. (b)	75,030
4,903	International Rectifier Corporation (b)	168,173
11,167	Intersil Corporation	177,890
9,942	Lam Research Corporation (b)	217,531
8,414	Lattice Semiconductor Corporation (b)	41,313
6,790	Micrel, Inc. (b)	70,684
15,273	Microchip Technology, Inc. (e)	409,927
5,515	Semtech Corporation (b)	105,723
3,843	Silicon Laboratories, Inc. (b)	127,165
10,186	Triquint Semiconductor, Inc. (b)	39,725
		2,144,193
Service — Data Processing (.8%)
6,233	DST Systems, Inc. (b)	277,182
5,216	Fair Isaac Corporation	152,307
8,952	The BISYS Group, Inc. (b)	130,789
		560,278
Transportation (2.0%)
Air Freight (.6%)
6,335	CH Robinson Worldwide, Inc.	293,881
3,779	CNF, Inc.	154,901
		448,782
Airlines (.3%)
1,991	Alaska Air Group, Inc. (b)	49,337
7,668	JetBlue Airways Corporation (b)	160,415
		209,752
Auto (.1%)
6,576	Adesa, Inc. (b)	108,044
Shipping (.3%)
3,160	Alexander & Baldwin, Inc.	107,250
2,920	Overseas Shipholding Group	144,949
		252,199
Trucking (.7%)
3,659	GATX Corporation	97,549
5,991	JB Hunt Transport Services, Inc.	222,506
5,931	Swift Transportation Company, Inc. (b)	99,759
5,879	Werner Enterprises, Inc.	113,523
		533,337
Utilities (6.4%)
Electric Companies (4.5%)
8,399	Alliant Energy Corporation	208,967

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities–continued
17,486	Aquila, Inc. (b)	$54,556
2,408	Black Hills Corporation	66,894
9,384	DPL, Inc.	193,123
5,681	Duquesne Light Holdings, Inc.	102,031
10,884	Energy East Corporation	274,059
5,509	Great Plains Energy, Inc.	160,587
5,973	Hawaiian Electric Industries	158,523
2,833	Idacorp, Inc.	82,327
9,513	Northeast Utilities	184,457
3,940	NSTAR	193,454
6,500	OGE Energy Corporation	163,995
13,770	Pepco Holdings, Inc.	274,023
4,482	PNM Resources, Inc.	100,901
7,380	Puget Energy, Inc.	167,526
8,279	SCANA Corporation	309,138
8,704	Sierra Pacific Resources (b)	77,901
5,636	Vectren Corporation	141,914
6,364	Westar Energy, Inc.	128,553
8,725	Wisconsin Energy Corporation	278,328
2,763	WPS Resources Corporation	124,307
		3,445,564
Mining (.2%)
4,069	Arch Coal, Inc.	144,409
Natural Gas (1.5%)
4,818	AGL Resources, Inc.	148,250
8,716	MDU Resources Group, Inc.	229,492
6,126	National Fuel Gas Company	173,550
7,644	Oneok, Inc.	198,897
6,231	Questar Corporation	285,504
3,609	WGL Holdings, Inc.	101,990
		1,137,683
Water Utilities (.2%)
6,900	Aqua America, Inc.	152,559
Total Common Stocks (Cost $63,902,692)		72,382,478
S&P Depository Receipt (.1%)
700	S&P MidCap 400 Index Depository Receipt	75,971
Total S&P Depository Receipt (cost $66,989)		75,971

See accompanying notes to investments in securities.

Principal/ Shares		Rate	Maturity	Market Value(a)
Short-Term Securities (25.6%)
Security Lending Collateral (20.9%)
Commercial Paper (9.0%)
$724,296	Amesterdam Funding Corporation (d)	1.791%	10/29/04	$723,304
362,148	Apreco LLC (d)	1.793%	10/27/04	361,688
362,148	Apreco LLC (d)	1.793%	10/28/04	361,670
603,580	Blue Ridge Asset Funding (d)	1.783%	10/22/04	602,958
603,580	Goldman Sachs Group, Inc.	1.985%	02/04/05	599,294
845,012	Lehman Brothers Holdings	1.622%	02/16/05	845,012
603,580	Liquid Funding, Ltd. (d)	1.666%	02/04/05	603,580
362,148	Morgan Stanley	1.580%	05/10/05	362,148
603,580	Neptune Funding Corporation (d)	1.803%	10/26/04	602,844
760,873	Picaros Funding LLC (d)	1.812%	10/25/04	759,983
931,565	Regency Markets Number One LLC (d)	1.772%	10/14/04	930,969
121,078	Thunder Bay Funding LLC (d)	1.880%	10/01/04	121,078
				6,874,528
Corporate Notes (1.6%)
603,580	Morgan Stanley	1.599%	08/13/10	603,495
603,580	Premium Asset Trust	1.663%	05/13/05	603,513
				1,207,008
Repurchase Agreement (10.3%)
7,860,377	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 9/30/04, rate 1.925%, due 10/1/04; proceeds $7,860,797 (Collateralized by Corporate Obligations)			7,860,377
	Total Security Lending Collateral (Cost: $15,941,913)			15,941,913
Commercial Paper (2.3%)
1,750,000	Nestle Capital Corporation (c) (d)	1.760%	11/05/04	1,747,040
	Total Commercial Paper (Cost: $1,747,040)			1,747,040
Investment Companies (2.4%)
1,200,000	One Group Institutional Prime Money Market, current rate 1.600%			1,200,000
605,810	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 1.562%			605,810
	Total Investment Companies Securities (Cost: $1,805,810)			1,805,810
	Total Short-Term Securities (Cost: $19,494,763)			19,494,763
	Total Investments in Securities (Cost: $83,464,444) (f)			$91,953,212

	Payable upon return of securities loaned (20.9%)			(15,941,913)
	Cash and other assets in excess of liabilities (.3%)			232,536
	Total Net Assets (100%)			$76,243,835

See accompanying notes to investments in securities.

Notes to Investments in Securities

Holdings of Open Future Contracts

On September 30, 2004, securities with an approximate aggregate market value of $3,000,020 have been segregated with the custiodian to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® EMINI	December 2004	69	long	$28,003	$30

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 2.7% of net assets in foreign securities at September 30, 2004.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 8.9% of the Portfolio’s net assets at September 30, 2004.

(e)          Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

(f)            At September 30, 2004 the cost of securities for federal income tax purposes was $84,034,621. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,310,502
Gross unrealized depreciation	(6,391,911)
Net unrealized appreciation	$7,918,591

Real Estate Securities Portfolio
Investments in Securities
September 30, 2004
(Unaudited)
(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.3%)
Consumer Cyclical (7.4%)
Construction (.5%)
15,300	WCI Communities, Inc. (b)	$356,490
Lodging — Hotel (6.9%)
31,900	Fairmont Hotels & Resorts, Inc. (c)	871,508
142,100	Hilton Hotels Corporation	2,677,164
113,500	Strategic Hotel Capital, Inc.	1,534,520
		5,083,192
Financial (90.9%)
Finance — Diversified (.7%)
48,300	Spirit Finance Corporation 144A Issue (b) (e) (f)	483,000
Lodging — Hotel (4.1%)
65,600	Starwood Hotels & Resorts Worldwide, Inc.	3,045,152
Real Estate (4.4%)
78,000	Brookfield Properties Company (c)	2,516,280
13,700	Forest City Enterprises, Inc.	754,870
		3,271,150
Real Estate Investment Trust - Apartments (11.5%)
4,200	Avalonbay Communities, Inc.	252,924
128,110	Boardwalk Real Estate Investment Trust (Canadian Dollar) (c)	1,721,092
18,100	BRE Properties, Inc.	694,135
11,800	Camden Property Trust	545,160
66,800	Equity Residential	2,070,800
4,248	Essex Property Trust, Inc.	305,219
13,900	Home Properties, Inc.	549,884
117,700	United Dominion Realty Trust, Inc.	2,333,991
		8,473,205
Real Estate Investment Trust - Diversified (8.0%)
72,500	American Campus Communities, Inc. (b)	1,345,600
15,300	Capital Automotive	478,431
9,000	Colonial Properties Trust	361,980
20,800	Entertainment Properties Trust	786,240
53,600	First Potomac Realty Trust	1,107,376
11,600	Global Signal, Inc.	265,640
21,100	Liberty Property Trust	840,624
23,800	Newcastle Investment Corporation	730,660
		5,916,551
Real Estate Investment Trust - Health Care (2.9%)
31,600	LTC Properties, Inc.	565,324
33,400	Omega Healthcare Investors, Inc.	359,384
48,200	Ventas, Inc.	1,249,344
		2,174,052
Real Estate Investment Trust - Hotels (4.3%)
94,500	Hersha Hospitality Trust	888,300
59,700	Host Marriott Corporation (b)	837,591
134,600	Winston Hotels, Inc.	1,440,220
		3,166,111
Real Estate Investment Trust - Manfactured Housing (.2%)
11,900	Affordable Residential Communities	173,740
Real Estate Investment Trust - Mortgage (1.3%)
62,900	Gramercy Capital Corporation (b)	981,240
Real Estate Investment Trust - Office Property (16.9%)
21,300	Alexandria Real Estate Equities, Inc.	1,399,836
94,100	BioMed Realty Trust, Inc.	1,655,219
44,700	Boston Properties, Inc.	2,475,933
71,200	Brandywine Realty Trust	2,027,776
25,200	CarrAmerica Realty Corporation	824,040
44,600	Cousins Properties, Inc.	1,530,226
9,900	Mack-Cali Realty Corporation	438,570
16,400	Maguire Properties, Inc.	398,684
45,500	Prentiss Properties Trust	1,638,000
1,800	SL Green Realty Corporation	93,258
		12,481,542

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust - Regional Mall (16.9%)
12,300	CBL & Associates Properties, Inc.	$749,685
87,800	General Growth Properties, Inc.	2,721,800
40,800	Simon Property Group, Inc.	2,188,104
32,700	Tanger Factory Outlet Centers, Inc.	1,464,306
63,300	The Mills Corporation	3,283,371
31,100	The Rouse Company	2,079,968
		12,487,234
Real Estate Investment Trust - Self Storage (1.5%)
87,000	Extra Space Storage, Inc.	1,109,250
Real Estate Investment Trust - Shopping Centers (.4%)
7,000	Regency Centers Corporation	325,430
Real Estate Investment Trust - Shopping Retail (10.0%)
64,900	Developers Diversified Realty Corporation	2,540,835
77,300	Equity One, Inc.	1,516,626
39,350	Kimco Realty Corporation	2,018,655
100,800	Kite Realty Group Trust	1,325,520
		7,401,636
Real Estate Investment Trust - Warehouse/Industrial (7.8%)
124,600	Prologis	4,390,904
33,400	PS Business Parks, Inc.	1,330,990
		5,721,894
Total Common Stocks (Cost $56,347,746)		72,650,869
Preferred Stocks (.9%)
Financial (.9%)
Real Estate Investment Trust - Hotels (.5%)
6,500	LaSalle Hotel Properties	169,000
6,900	Winston Hotels, Inc.	171,810
		340,810
Real Estate Investment Trust - Warehouse/Industrial (.4%)
11,600	PS Business Parks, Inc.	284,200
Total Preferred Stocks (Cost: $625,000)		625,010

See accompanying notes to investments in securities.

Principal/ Shares		Rate	Maturity	Market Value(a)
Short-Term Securities (12.5%)
Security Lending Collateral (12.0%)
Commercial Paper (5.2%)
$403,422	Amesterdam Funding Corporation (d)	1.791%	10/29/04	$402,869
201,711	Apreco LLC (d)	1.793%	10/27/04	201,455
201,711	Apreco LLC (d)	1.793%	10/28/04	201,445
336,185	Blue Ridge Asset Funding (d)	1.783%	10/22/04	335,839
336,185	Goldman Sachs Group, Inc.	1.985%	02/04/05	333,798
470,659	Lehman Brothers Holdings	1.622%	02/16/05	470,659
336,185	Liquid Funding, Ltd. (d)	1.666%	02/04/05	336,185
201,711	Morgan Stanley	1.580%	05/10/05	201,711
336,185	Neptune Funding Corporation (d)	1.803%	10/26/04	335,775
423,795	Picaros Funding LLC (d)	1.812%	10/25/04	423,299
518,868	Regency Markets Number One LLC (d)	1.772%	10/14/04	518,536
67,439	Thunder Bay Funding LLC (d)	1.880%	10/01/04	67,439
				3,829,010
Corporate Notes (.9%)
336,138	Morgan Stanley	1.599%	08/13/10	336,138
336,148	Premium Asset Trust	1.663%	05/13/05	336,148
				672,286
Repurchase Agreement (5.9%)
4,378,112	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 9/30/04, rate 1.925%, due 10/1/04; proceeds $4,378,346 (Collateralized by Corporate Obligations)			4,378,112
	Total Security Lending Collateral (Cost: $8,879,408)			8,879,408

Investment Company (.5%)
402,013	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate, 1.562%			402,013
	Total Investment Company Securities (Cost: $402,013)			402,013
	Total Short-Term Securities (Cost: $9,281,421)			9,281,421
	Total Investments in Securities (Cost: $66,254,167) (g)			$82,557,300

	Payable upon return of securities loaned (12.0%)			(8,879,408)
	Cash and other assets in excess of liabilities (.3%)			232,812
	Total Net Assets (100%)			$73,910,704

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 6.9% of net assets in foreign securities at September 30, 2004.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.8% of the Portfolio’s net assets at September 30, 2004.

(e)          This security is being fair-valued according to procedures approved by the Board of Directors.

(f)            Represents ownership in an illiquid security (see note 4 to the investments in securities.)  Information concerning the illiquid security held at September 30, 2004, which includes acquisition date and cost, is as follows:

Security:	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Spirit Financial Corporation – 144A Issue*	12/12/03	$430,000	$483,000.7%

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

(g)         At September 30, 2004 the cost of securities for federal income tax purposes was $66,507,152. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$16,164,195
Gross unrealized depreciation	(114,047)
Net unrealized appreciation	$16,050,148

Advantus Series Fund, Inc.

Notes to Investments in Securities (unaudited)

September 30, 2004

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company with a series of nine portfolios (each a Portfolio and collectively the Fund): Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities. Each Portfolio is diversified except International Bond. The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (Minnesota Life) separate accounts in connection with Minnesota Life variable contracts and policies.

(2)         Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Short-term securities, with the exception of those held in Money Market and International Bond Portfolios, are valued at market. For International Bond Portfolio, short-term securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market portfolio will maintain the $1.00 net asset value.

Forward Foreign Currency Contracts

International Bond may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.

Futures Transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U. S. Government sponsored enterprises securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2004, the Bond Portfolio and Mortgage Securities Portfolio have entered into outstanding, when-issued or forward commitments of $8,312,342 and $12,793,985, respectively. The Portfolios have segregated assets with the custodian to cover such when-issued and forward commitments.

(3)         Securities Lending

To enhance returns, certain Portfolios of the Fund loan securities to brokers in exchange for collateral.  The Portfolios receive a fee from the brokers measured as a percentage of the value of the loaned securities.  At September 30, 2004, the collateral is invested in cash equivalents and repurchase agreements which is 102% of the value of securities loaned at the time of the loan.  The risks of securities lending to the Portfolios are that the borrower may not provide additional collateral when required or return the securities when due.  The value of and collateral held for the securities on loan for each of the Portfolios at September 30, 2004, were:

	Market Value of Securities Loaned	Market Value of Collateral Held
Bond	$34,600,171	$35,521,193
Index 500	67,668,109	70,045,455
Maturing Government Bond 2006	1,228,890	1,255,375
Maturing Government Bond 2010	407,550	417,710
International Bond	4,233,918	4,466,552
Index 400 Mid-Cap	15,404,831	15,941,914
Real Estate Securities	8,594,597	8,879,407

(4)         Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At September 30, 2004, investments in securities of Bond, Mortgage Securities and Real Estate Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Mortgage Securities and Real Estate Securities were $6,506,607,  $2,587,692 and $483,000, respectively, which represents 2.2%, 1.1% and 0.7% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))), exactly as set forth below:

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/Dianne M. Orbison
Dianne M. Orbison, President

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Dianne M. Orbison
Dianne M. Orbison, President
(Principal Executive Officer)

By (Signature and Title)	/s/Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: November 24, 2004